As filed with the Securities and Exchange Commission on February 28, 1996
                                                 Registration No. 33-66528
                                                                  811-7912

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 3
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 4


                            OLD WESTBURY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                   c/o Signature Broker-Dealer Services, Inc.
                               6 St. James Avenue
                           BOSTON, MASSACHUSETTS 02116
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (617) 423-0800

THOMAS M. LENZ, ESQ.                   and         ROBERT C. ELLIOTT
Signature Broker-Dealer Services, Inc.             Bessemer Trust Company, N.A.
6 St. James Avenue                                 630 Fifth Avenue
Boston, Massachusetts 02116                        New York, New York 10111

                     (Name and Address of Agent for Service)

                        Copy to: MICHAEL R. ROSELLA, Esq.
                                  Battle Fowler
                                 280 Park Avenue
                            New York, New York l00l7


It is proposed that this filing will become effective (check appropriate box):

[x]      immediately upon filing pursuant to paragraph (b)

[ ]      on _________________ pursuant to paragraph (b)

[ ]      60 days after filing pursuant to paragraph (a)(i)

[ ]      on _____________ pursuant to paragraph (a)(i)

[ ]      75 days after filing pursuant to paragraph (a)(ii)

[ ]      on _________________ pursuant to paragraph (a)(ii) of Rule 485.


         If appropriate, check the following box:


[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant declares that an indefinite amount of its common stock (par value $.001 per share) is being registered by this Registration Statement pursuant to
Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder. Registrant filed the notice required by Rule 24f-2 on December 27, 1995 for Registrant's fiscal year ending October 31, 1995.

                            OLD WESTBURY FUNDS, INC.
                       Registration Statement on Form N-1A
                           --------------------------

                              CROSS-REFERENCE SHEET
                             Pursuant to Rule 404(c)
                           ---------------------------

Part A
ITEM NO.                                   PROSPECTUS HEADING

1.  Cover Page.............................Cover Page

2.  Synopsis...............................Prospectus Summary; Table of Fees
                                           and Expenses

3.  Condensed Financial
    Information............................Financial Highlights


4.  General Description
    of Registrant..........................Investment Objectives, Policies and
                                           Risks; Investment Restrictions


5.  Management of the Fund.................Management of the Fund; The
                                           Administrator; Custodian, Transfer
                                           Agent and Dividend Agent;
                                           Distribution and Service Plan

5A. Management's Discussion
    of Fund Performance . . ...............Not Applicable


6.  Capital Stock and
    Other Securities.......................Purchase of Shares; Redemption of
                                           Shares; Exchange of Shares;
                                           Retirement Plans; Dividends,
                                           Distributions and Taxes; Calculation
                                           of Investment Performance; General
                                           Information


7.  Purchase of Securities
    Being Offered..........................Purchase of Shares; Net Asset Value;
                                           Distribution and Service Plan

8.  Redemption or Repurchase...............Redemption of Shares

9.  Legal Proceedings......................Not Applicable

Part B                                     Caption in Statement of Additional
ITEM NO.                                   Information

10.  Cover Page............................Cover Page

11.  Table of Contents.....................Table of Contents


12.  General Information
      and History..........................Description of Portfolio's
                                           Investment Securities; Advisor;
                                           Administrator; Directors and
                                           Officers

13.  Investment Objectives
      and Policies.........................Investment Objectives, Policies and
                                           Risks; Investment Restrictions


14.  Management of the
      Fund ................................Advisor; Administrator; Directors
                                           and Officers

15.  Control Persons and
      Principal Holders of
      Securities...........................Directors and Officers


16.  Investment Advisory
      and Other Services...................Advisor; Administrator; Distribution
                                           and Service Plan; Custodian,
                                           Transfer Agent and Dividend Agent;
                                           Counsel and Independent Auditors


17.  Brokerage Allocation................. Brokerage and Portfolio Turnover


18.  Capital Stock and
      Other Securities.....................Description of Common Stock;
                                           Description of Corporate Debt
                                           Ratings


19.  Purchase, Redemption
      and Pricing of
      Securities Being
      Offered..............................Purchase and Redemption of Shares;
                                           Net Asset Value

20.  Tax Status............................Tax Status

21.  Underwriters..........................Distribution and Service Plan

22.  Calculation of Fund
      Performance..........................Performance

23.  Financial Statements..................Financial Statements

                        OLD WESTBURY INTERNATIONAL FUND
                               6 ST. JAMES AVENUE
                          BOSTON, MASSACHUSETTS 02116
                           TELEPHONE: (617) 423-0800
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PROSPECTUS


February 28, 1996


    Old Westbury Funds, Inc. (the 'Fund') is a diversified, open-end management investment company currently consisting of the Old Westbury International Fund portfolio (the 'Portfolio'). The Portfolio is a fund whose investment objective is to seek long-term growth of capital primarily through investment in a diversified portfolio of marketable equity securities of issuers domiciled outside of the United States. There can be no assurance that the Portfolio will achieve its objective. See 'Investment Objectives, Policies and Risks.'
                            ------------------------


    This Prospectus sets forth concisely the information a prospective investor should know before investing in the Portfolio. A Statement of Additional Information, dated February 28, 1996, containing additional and more complete information about the Portfolio has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference into this Prospectus. For a free copy, write or call the Portfolio at the telephone number or address set forth above.

                            ------------------------

    Bessemer Trust Company, N.A. ('Bessemer') is the advisor of the Portfolio. Signature Broker-Dealer Services, Inc. ('Signature') is the distributor of the Portfolio's shares and the administrator of the Portfolio. Bessemer is a national banking association. Signature is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

    SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


    THE PORTFOLIO MAY INVEST IN SECURITIES OF ISSUERS BASED IN EMERGING MARKETS WHICH MAY PRESENT INCREASED RISK. INVESTORS SHOULD CAREFULLY CONSIDER THESE RISKS PRIOR TO INVESTING. SEE 'INVESTMENT OBJECTIVES, POLICIES AND RISKS:
FOREIGN SECURITIES' ON PAGE 7.

                            ------------------------

                       THIS PROSPECTUS SHOULD BE RETAINED
                       BY INVESTORS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
       SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF

               THIS PROSPECTUS. ANY REPRESENTATION TO THE
                            CONTRARY IS A CRIMINAL
                                    OFFENSE.
--------------------------------------------------------------------------------

                               PROSPECTUS SUMMARY

     The following summary is qualified in its entirety by the more detailed information appearing in this Prospectus.

     THE FUND: Old Westbury Funds, Inc. is an open-end, diversified, management investment company currently consisting of the Old Westbury International Fund portfolio (the 'Portfolio').

     INVESTMENT OBJECTIVE: The Portfolio's investment objective is to seek long-term growth of capital. The Portfolio seeks to achieve its investment objective primarily through investment in a diversified portfolio of marketable equity securities of issuers domiciled outside of the United States. The Portfolio's assets will usually consist of issues listed on recognized foreign securities exchanges. The Portfolio is, however, free to hold securities that are not so listed, and may invest up to 15% of its net assets in such securities. There is no assurance that the Portfolio will achieve its investment objective. The investment objective of the Portfolio and its investment restrictions described in the Statement of Additional Information are fundamental and may not be changed without shareholder approval.


     MANAGEMENT AND FEES: Bessemer Trust Company, N.A. (the 'Advisor') serves as the Portfolio's investment advisor and is compensated for its services and its related expenses at an annual rate of 0.80% of the first $100 million of the Portfolio's average daily net assets, 0.75% of the second $100 million of the Portfolio's average daily net assets and 0.70% of the Portfolio's average daily net assets exceeding $200 million. The Portfolio's advisory fee is higher than that paid by most other mutual funds. Signature Broker-Dealer Services, Inc. (the 'Distributor') will act as distributor for the Portfolio's shares. The Portfolio has a distribution and service plan (the 'Plan') which permits it to pay the Distributor a service fee of up to 0.25% per annum of the Portfolio's average daily net assets to permit it to compensate broker-dealers whose clients are Fund shareholders for providing shareholder services and reimbursements of up to 0.15% per annum of the Portfolio's average daily net assets for distribution and marketing expenses. In addition, under the Plan the Advisor will act as a shareholder servicing agent for the Portfolio pursuant to which the Portfolio is permitted to pay the Advisor a service fee of a maximum of 0.25% per annum of the Portfolio's average daily net assets to compensate it and to permit it to compensate banks, savings and loans or other financial institutions (the Advisor with such other institutions, each a 'Shareholder Servicing Agent') whose clients are Fund shareholders for providing shareholder services. The service fees payable to the Distributor will only be paid by the Portfolio with respect to the value of shares of the Portfolio represented by the clients of broker-dealers that have agreements with the Distributor (each a 'Broker-Dealer,' or just 'Dealer'), and the service fees payable to the Advisor will only be paid by the Portfolio with respect to the value of shares of the Portfolio represented by the clients of the Advisor and the other Shareholder Servicing Agents that have agreements with the Advisor. Therefore, the total service fees in the aggregate payable to the Distributor and the Advisor (collectively, the 'Shareholder Servicing Fees') for shareholder servicing will not exceed 0.25% per annum of the average daily net assets of the Portfolio. However, the maximum amount payable under the Plan is 0.40% per annum of the average daily net assets of the Portfolio. (See 'Distribution and Service Plan').


     HOW TO PURCHASE SHARES: Shares of the Portfolio may be purchased at the net asset value per share next determined after receipt of an order by the Portfolio's Distributor or transfer agent in proper form with accompanying check or other bank wire payment arrangements satisfactory to the Portfolio plus a sales load of up to 4.5%. Shares of the Portfolio may be purchased only through a Shareholder Servicing Agent, Dealer, or the Distributor. The minimum initial investment is $1,000. See 'Purchase of Shares' and 'Retirement Plans.' Shares of the Portfolio may be purchased only in those states where they may lawfully be sold.

     HOW TO SELL SHARES: Shares of the Portfolio may be redeemed by the shareholder at any time at the net asset value per share next determined after the redemption request is received by the Portfolio's Distributor or transfer agent in proper order. See 'Redemption of Shares.'

     DIVIDENDS AND REINVESTMENT: Each dividend and capital gains distribution, if any, declared by the Portfolio on its outstanding shares will, unless a shareholder elects otherwise, be paid on the payment date in additional shares of the Portfolio having an aggregate net asset value as of the ex-dividend date of such dividend or distribution equal to the cash amount of such distribution. Shareholders may change this election by notifying their Shareholder Servicing Agent or Broker-Dealer in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains. However, the Portfolio currently intends to pay dividends and capital gains distributions, if any, at least on an annual basis. See 'Dividends, Distributions and Taxes.'


     RISK FACTORS: Investors should consider the risks associated with investing in foreign equity securities including securities of issuers based in emerging market countries. In general, less information is publicly available about foreign companies than is available about companies in the United States. Most foreign companies are not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the United States. For a more detailed description of the risks associated with these securities, see 'Investment Objectives, Policies and Risks.' The Portfolio may also use forward foreign currency exchange contracts and purchase and sell options on foreign currencies. (See 'Investment Objectives, Policies and Risks--Foreign Securities' herein.)

                           TABLE OF FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES:
  Maximum sales load imposed on purchases..............................                   4.5%
ANNUAL FUND OPERATING EXPENSES:
(Percent of average net assets)
  Advisory Fee (after waiver)..........................................                  0.70%
  12b-1 Expenses.......................................................                  0.25%
  Other Expenses ......................................................                  0.55%
     Administrative Services Fees......................................          0.15%
     Other Expenses ...................................................          0.40%
                                                                                    ---------
  Total Operating Expenses (after waivers).............................                  1.50%
                                                                                    ---------
                                                                                    ---------


EXAMPLE:                                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                        -----------  -----------  -----------  -----------
You would pay the following expenses
  on a $1,000 investment, assuming a
  5% annual return and redemption at
  the end of each time period.........   $      60    $      90    $     123    $     216
                                               ---          ---   -----------  -----------

--------------------------------------------------------------------------------

     The foregoing table is to assist you in understanding the various costs and expenses that an investor in the Portfolio will bear directly or indirectly. The sales load is a one-time charge paid at the time of purchase of the shares. An investor may be entitled to a reduction in such sales loads. For more information concerning the reduction in sales loads, see 'Purchase of Shares.' Under the Plan, the Portfolio may bear up to 0.15% in 'asset based sales charges' (in addition to the Plan's shareholder servicing fees) and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. (See 'Distribution and Service Plan'). For the fiscal year ended October 31, 1995 the Advisor waived a portion of its advisory fees. Absent such waivers, the Advisory Fee and Total Operating Expenses would have been 0.80% and 1.60% of average daily net assets, respectively. Investors purchasing or redeeming shares through Shareholder Servicing Agents and Dealers may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly. For a further discussion of these fees see 'Management of the Fund' and 'Distribution and Service Plan' herein. The expense amounts contained in this example may increase if the fee waivers are discontinued. THE FIGURES REFLECTED IN THIS EXAMPLE SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN ABOVE.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


     The following information on Financial Highlights with respect to the fiscal periods ended October 31, 1995 has been audited by Deloitte & Touche LLP, Independent Auditors, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and notes thereto which are included in the Statement of Additional Information.

     The Portfolio's Annual Report includes a discussion of those factors, strategies and techniques that materially affected its performance during the period of the report, as well as certain related information. A copy of the Portfolio's Annual Report will be made available without charge upon request.


                                             FISCAL YEAR ENDED     OCTOBER 22, 1993
                                                OCTOBER 31,        (COMMENCEMENT OF
                                           ----------------------   OPERATIONS) TO
                                              1995        1994     OCTOBER 31, 1993
                                           ----------  ----------  -----------------
Net asset value, beginning of period.....  $    10.81  $    10.14      $   10.00
Income from investment operations:
  Net investment income..................        0.04        0.07         --
  Net realized and unrealized gain (loss)
     on investments and foreign
     currencies..........................      (0.97)        0.60           0.14
                                           ----------  ----------  -----------------
  Total from investment operations.......      (0.93)        0.67           0.14
                                           ----------  ----------  -----------------
Dividends to shareholders:
  From net investment income.............      (0.08)      --             --
                                           ----------  ----------  -----------------
Net asset value, end of period...........  $     9.80  $    10.81      $   10.14
                                           ----------  ----------  -----------------
                                           ----------  ----------  -----------------
Total return*............................        (8.6%)       6.6%           1.4%

Ratios/Supplemental data:
  Net assets, end of period (in 000's)...  $  104,194  $  104,529      $  11,957
  Ratio of expenses to average net assets

     before waiver of expenses...........        1.60%       1.70%          2.50%**+
  Ratio of expenses to average
     net assets..........................        1.50%       1.50%          1.50%**
  Ratio of net investment income (loss)
     to average net assets...............        1.40%       0.90%         (0.91%)**
  Portfolio turnover rate................          32%         23%             0%


------------------

 * Total return is calculated without a sales charge assuming a purchase of shares on the first day and a sale on the last day of the period.


** Annualized.


 + The calculation takes state expense limitations into consideration.

                   INVESTMENT OBJECTIVES, POLICIES AND RISKS

     The Fund is an open-end, diversified, management investment company organized as a Maryland corporation on August 26, 1993. The Portfolio is a fund whose investment objective is to seek long-term growth of capital. The Portfolio seeks to achieve its objective primarily through investment in a diversified portfolio of marketable equity securities of issuers domiciled outside of the United States. The Portfolio's assets will usually consist of issues listed on recognized foreign securities exchanges. The Portfolio is, however, free to hold securities that are not so listed, and may invest up to 15% of its assets in such securities. There is no assurance that the Portfolio will achieve its investment objective. The investment objective of the Portfolio and its investment restrictions, which are described herein and in the Statement of Additional Information, are fundamental and may not be changed without shareholder approval. The Portfolio's other investment policies indicated below may be changed by the Board of Directors without shareholder approval.


     The Portfolio will normally invest its assets primarily in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stocks are satisfied. Common stocks generally have voting rights. The Portfolio may, in seeking its objective of long-term capital growth, increase its holdings in equity securities other than common stocks (including preferred stocks, warrants and securities convertible into common or preferred stock) or in debt securities if the Advisor believes that the potential capital appreciation of other equity securities or debt securities will equal or exceed the potential appreciation of common stocks. Investments in debt securities are consistent with the Portfolio's investment objective because they could result in capital appreciation due to an increase in the value of such securities caused by changes in interest rates and currency values. For the risks associated with these investments see 'Investment Objectives, Policies and Risks' in the Statement of Additional Information. Debt securities that the Portfolio may invest in include obligations of foreign governments and their political subdivisions, and bonds, notes and other debt securities issued by companies domiciled outside of the United States which are rated in the top four categories published by Moody's Investors Service, Inc. ('Moody's') or by Standard & Poor's Corporation ('Standard & Poor's' or 'S&P') (Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or, if unrated, are of comparable quality as determined by the Advisor. Investments in obligations of foreign governments or their political subdivisions are limited to direct government obligations and government-guaranteed securities.


     The Portfolio diversifies investments by issuer and does not concentrate in any one industry. In addition, the Portfolio allocates its investments among geographic regions and individual countries and, normally, will have 65% of its total assets invested in at least three different foreign countries. The Portfolio may invest 25% or more of its assets in the securities of a single country. See 'Investment Restrictions.' Particular securities are selected for investment based upon criteria with which the Advisor evaluates including: (i) the relative economic prospects for various geographic regions and countries; (ii) the relative economic prospects of particular industrial sectors within those regions and countries; and (iii) the characteristics of particular issuers within those industrial sectors.


     Investments are made primarily in those regions and countries where, in the opinion of the Advisor, there are opportunities to achieve superior investment returns relative to other investment opportunities available outside the United States. The Portfolio does not, however, generally invest in debt or equity securities of U.S. issuers. The Portfolio emphasizes those industrial sectors of the world's market which, in the opinion of the Advisor, offer the most attractive risk/reward relationship. Securities of any given issuer are evaluated on the basis of such measures as price/earnings ratios, price/book ratios, cash flows and dividends and interest income.

     Due to the changing nature of national economies and of market and political conditions, the Portfolio may, temporarily for defensive purposes, without limitation as to the amount of Portfolio assets which may be so invested, hold United States and foreign short-term money market instruments including government obligations, time deposits, bankers acceptances, certificates of deposit, commercial paper, and short-term corporate debt securities, which are rated in the top two categories published by Moody's or by Standard & Poor's or, if unrated, are of comparable quality as determined by the Advisor.

FOREIGN SECURITIES

     Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.


     The Portfolio may invest up to 50% of its net assets in securities of issuers in emerging markets countries, including Eastern Europe. A company in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of, and with a principal office in, an emerging market; or (iii) (alone or on a consolidated basis) the issuer and all of its subsidiaries derive 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets. 'Emerging markets' include any country which is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities. These countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United Kingdom and United States. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability;
(ii) the small current size of the markets for securities of emerging markets issuers and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe, the absence of developed legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.


     So long as the Communist Party continues to exercise a significant or, in some countries, dominant role in Eastern European countries, investments in such countries will involve risk of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, and in many cases without adequate compensation, and there is no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Portfolio could lose a substantial portion of any investments it has made in the affected countries. Finally, even though certain eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to Portfolio shareholders.

     Foreign stock markets are generally not as developed or efficient as those in the United States. In most foreign markets volume and liquidity are less than in the United States and, at times, volatility of price can be greater than in the United

States. Fixed commission on foreign stock exchanges are generally higher than the negotiated commissions on United States exchanges. There is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the United States. The settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity.

     The dividends and interest payable on certain of the Portfolio's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution to the Portfolio shareholders. Investors should understand that the expense ratios of the Portfolio can be expected to be higher than those of investment companies investing in domestic securities due to the additional cost of custody of foreign securities. A more detailed description of the costs of operation of the Fund is contained under 'Management of the Fund' and in the Statement of Additional Information.


     Portfolio securities which are listed on foreign exchanges may be traded on days that the Portfolio does not value its securities, such as Saturdays and the customary United States business holidays on which the New York Stock Exchange ('NYSE') is closed. As a result, the net asset value of the shares of the Portfolio may be significantly affected on days when shareholders do not have access to the Fund.


     A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Portfolio's assets denominated in that currency. Accordingly, the value of the assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. In addition, the Portfolio may incur costs in connection with conversions between various currencies. In order to protect against uncertainty in the level of future foreign exchange rates, the Portfolio is authorized to and may occasionally use forward foreign currency exchange contracts and purchase and write (sell) options on foreign currencies. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract and such contracts are traded directly between currency traders (usually large commercial banks with assets and deposits of over $1 billion) and their customers. A foreign currency call option gives the purchaser the right to buy, and the writer (seller) the obligation to sell, the underlying foreign currency at the exercise price during the option period. A foreign currency put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying foreign currency at the exercise price during the option period.

     If the Portfolio is the covered call writer, during the option period it gives up most of the potential for capital appreciation above the exercise price should the foreign currency rise in value. If the Portfolio is the secured put writer, during the option period it retains the risk of loss should the foreign currency decline in value. For the covered call writer, substantial appreciation in the value of the foreign currency would result in the foreign currency being 'called away.' For the secured put writer, substantial depreciation in the value of the foreign currency would result in the foreign currency being 'put to' the writer. If the Portfolio is the writer and a covered call option expires unexercised, it realizes a gain in the amount of the premium. If the Portfolio is the buyer and a covered call option expires unexercised, it realizes a loss in the same amount. If the Portfolio as the covered call option writer has to sell the foreign currency because of the exercise of a call option, it realizes a gain or loss from the sale of the foreign currency, with the proceeds being increased by the amount of the premium.


     If the Portfolio is the writer and a secured put option expires unexercised, the Portfolio realizes a gain in the amount of the premium. If the Portfolio is the buyer and a secured put option expires unexercised, the Portfolio realizes a loss in the same amount. If the Portfolio as the secured put writer has to buy the underlying foreign currency because of the exercise of a put option, it incurs an unrealized loss to the extent that the current market value of the foreign currency is less than the exercise price of the put option, minus the premium received. Options purchased and sold other than on an exchange in private transactions also impose on the Portfolio the credit risk that the counterparty will fail to honor its obligations and with the assets of the Portfolio used to cover its options positions are deemed illiquid securities for purpose of 'Investment Restriction (i).' The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 5% of the Portfolio's total assets and the Portfolio will not write (sell) options exceeding 25% of the Portfolio's total assets.


     The Portfolio may use such forward contracts and options only under two circumstances. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to 'lock in' the U.S. dollar price of the security (a 'transaction hedge'). Second, when the Advisor believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the foreign currency or options approximating the value of some or all of the Portfolio's portfolio securities denominated in such foreign currency or in currencies believed by the Advisor to bear a substantial correlation to the value of such currency (a 'cross hedge'). (See 'Foreign Currency Exchange Transactions and Options' in The Statement of Additional Information.)

     The extent to which the Portfolio may enter into transactions involving options and forward contracts may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Portfolio intention to qualify as such. See 'Dividends, Distributions and Taxes.'

PORTFOLIO TURNOVER


     Purchases and sales are made for the Portfolio whenever necessary, in the

Advisor's opinion, to meet the Portfolio's objective. Portfolio turnover may involve the payment by the Portfolio of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The greater the portfolio turnover the greater the transaction costs to the Portfolio which could have an effect on the Portfolio's total rate of return. In order to qualify as a regulated investment company, less than 30% of the Portfolio's gross income must be derived from the sale or other disposition of stock, securities or certain other investments held for less than three months. Although increased portfolio turnover (over 100%) may increase the likelihood of additional capital gains for the Portfolio, the Portfolio expects to satisfy the 30% income test. For the fiscal year ended October 31, 1995, the turnover of the Portfolio was 32%.


                            INVESTMENT RESTRICTIONS

     As a diversified investment company, 75% of the total assets of the Portfolio are subject to the following limitations: (a) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer and
(b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. The classification of the Fund as a diversified investment company is a fundamental policy of the Fund and may be changed only, with respect to the Portfolio, with the approval of the holders of a majority of the outstanding shares of the Portfolio. As used in this Prospectus, the term 'majority of the outstanding shares of the Portfolio' means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Portfolio present at a meeting, if more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio.

     The Portfolio also operates under certain investment restrictions which are deemed fundamental policies of the Portfolio and also may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares. In addition to other restrictions listed in the Statement of Additional Information, the Portfolio may not (except where specified):

          (i) mortgage, pledge or hypothecate any assets except that the Portfolio may pledge not more than one-third of its total assets to secure borrowings made in accordance with paragraph (iii) below. However, although not a fundamental policy of the Portfolio, as a matter of operating policy in order to comply with certain state statutes, the Portfolio will not pledge its assets in excess of an amount equal to 10% of net assets;

          (ii) lend portfolio securities of value exceeding in the aggregate one-third of the market value of the Portfolio's total assets less liabilities other than obligations created by these transactions; or

          (iii) purchase securities on margin or borrow money, except from banks for extraordinary or emergency purposes (not for leveraging or investment), provided that such securities in the aggregate do not exceed an amount equal to one-third of the value of the total assets of the Portfolio less its liabilities

     (not including the amount borrowed) at the time of the borrowing, and further provided that 300% asset coverage is maintained at all times.

     The following are investment restrictions, in addition to other restrictions in the Statement of Additional Information, that may be changed by a vote of the majority of the Board of Directors. The Portfolio will not:

          (i) invest more than 15% of the market value of the Portfolio's net assets in illiquid investments including time deposits and repurchase agreements of over seven days' duration; or

          (ii) purchase securities while borrowings exceed 5% of its total assets.

     If a percentage restriction (except (iii) above) is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Portfolio's investment securities will not be considered a violation of the Portfolio's restrictions.

     For a more detailed discussion of these investment restrictions, see 'Investment Restrictions' in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND

     The Fund's Board of Directors, which has overall responsibility for the management of the Fund, has employed Bessemer Trust Company, N.A. to serve as Advisor of the Portfolio. The Advisor is a national bank engaged primarily in investment management, trust, fiduciary and other financial services which it provides to individuals of high net worth and institutions. The Advisor supervises all aspects of the Portfolio's operations and provides investment advice and portfolio management services to the Portfolio. Subject to the supervision of the Fund's Board of Directors, the Advisor makes the Portfolio's day-to-day investment decisions with respect to all purchases and sales, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. The Advisor also provides supervisory personnel who are responsible for supervising the performance of the Portfolio's administrator. However, the administrator, Signature Broker-Dealer Services, Inc. (the 'Administrator'), provides personnel to perform the operational components of all administrative services.

     Mr. John Trott is primarily responsible for the day-to-day investment management of the Portfolio. A description of Mr. Trott's business experience is set forth under 'Management--Directors and Officers' in the Statement of Additional Information. The Portfolio's Annual Report contains information regarding the Portfolio's performance and, will be provided without charge, upon request.


     Due to the services performed by the Advisor and the Administrator, the Fund currently has no employees and its officers are not required to devote their full time to the affairs of the Fund. The Statement of Additional Information contains general background information regarding each Director and principal officer of the Fund.

     The Advisor, along with the associated banks, Bessemer Trust Company (New Jersey) and Bessemer Trust Company of Florida, is a subsidiary of The Bessemer Group, Incorporated, a registered bank holding company in the State of New Jersey, which is wholly owned by trusts for the benefit of the descendants of Henry Phipps, a founder of the Carnegie Steel Company. In addition to services provided to the Phipps family, which now account for less than 20% of the Advisor's business, the Bessemer banks at present provide investment, fiduciary and personal banking services to 800 clients with total assets under management of about $10.5 billion, approximately $1.5 billion of which is represented by investments in foreign securities. The banks have offices in New York, New York; Washington, D.C.; Woodbridge, New Jersey; Palm Beach, Florida; Miami, Florida; Chicago, Illinois; Naples, Florida; Los Angeles, California; London, England and Grand Cayman, Cayman Islands B.W.I. Bessemer has not advised any registered investment company other than the Fund and, formerly, Flag Investors International Trust. The Advisor's address is 630 Fifth Avenue, New York, New York.


     The Advisor may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of the Advisor to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Advisor to the accounts involved, including the Portfolio. When two or more of the clients of the Advisor, including the Portfolio, are purchasing the same security in a given day from the same broker-dealer, such transactions may be averaged as to price.

     The Advisory Contract contains provisions relating to the selection of securities brokers to effect the portfolio transactions of the Portfolio. Under those provisions, subject to applicable law and procedures adopted by the Board of Directors, the Advisor may (i) pay commissions to brokers which are higher than might be charged by another qualified broker to obtain brokerage and/or research services considered by the Advisor to be useful or desirable for its investment management of the Portfolio and/or other advisory accounts of itself and any investment advisor affiliated with it; and (ii) consider the sales of shares of the Portfolio by brokers as a factor in its selection of brokers of Portfolio transactions.


     As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a fee, computed daily and payable monthly, in accordance with the following schedule: 0.80% of the first $100 million of the Portfolio's average net assets, 0.75% of the second $100 million of the Portfolio's average net assets and 0.70% of the Portfolio's average net assets exceeding $200 million. For the fiscal year ended October 31, 1995, the Advisor received 0.70% of the Portfolio's average net assets in advisory fees. The Statement of Additional Information contains further information about the Advisory Contract including a more complete description of the advisory and expense arrangements. Pursuant to the Portfolio's Distribution and Service Plan, the Advisor will also act as a shareholder servicing agent for the Portfolio pursuant to which the Portfolio is permitted to pay the Advisor a maximum of 0.25% per annum of the Portfolio's average daily net assets to compensate it and to permit the Advisor to compensate banks, savings and loans and other financial institutions (the Advisor with such other institutions, each a 'Shareholder Servicing Agent') whose clients are Fund shareholders for providing shareholder services. In addition, the Plan provides that the Advisor may use the advisory fee or its own resources for distribution and servicing purposes including defraying the costs of performing shareholder servicing functions on behalf of the Portfolio, compensating others, including banks, broker-dealers and other organizations whose customers or clients are shareholders of the Portfolio for providing assistance in distributing the Portfolio's shares and defraying the cost of shareholder servicing and other promotional activities. See 'Distribution and Service Plan.'



     The Portfolio is responsible for payment of its expenses, including, without limitation, the following types of expenses: fees payable to the Advisor, Distributor, Administrator, custodian, transfer agent and dividend agent; brokerage and commission expenses; foreign, federal, state or local taxes, including issuance and transfer taxes incurred by or levied on them; commitment fees, certain insurance premiums and membership fees and dues in investment company organizations; interest charges on borrowings; telecommunications expenses; recurring and nonrecurring legal, accounting, recordkeeping and auditing expenses; costs of organizing and maintaining the Fund's existence as a corporation; compensation, including Directors' fees, of any Directors, officers or employees who are not officers or employees of the Advisor, the Administrator or their affiliates; costs of other personnel providing administrative and clerical services; costs of stockholders' service, including charges and expenses of persons providing confirmations of transactions in the Portfolio's shares, periodic statements to stockholders and recordkeeping services and costs of stockholders' reports, proxy solicitations, and corporate meetings; fees and expenses of registering their shares under the appropriate federal securities laws and of qualifying their shares under applicable state securities laws, including expenses attendant upon the initial registration and qualification of these shares and attendant upon renewals of, or amendments to, those registrations and qualifications; any other distribution or promotional expenses contemplated by an effective plan adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 'Act'); and expenses of preparing, printing and delivering the initial registration statement and of preparing, printing and delivering the Prospectus to existing shareholders and of printing shareholder application forms for shareholder accounts. The Distributor pays the promotional and advertising expenses related to the distribution of the Portfolio's shares and for the printing of all Portfolio prospectuses used in connection with the distribution and sale of Portfolio shares for which it may be reimbursed under the Plan. See 'Distribution and Service Plan.' See 'Management of Fund' in the Statement of Additional Information. The Advisor has agreed to a reduction in the amounts payable to it and to reimburse the Portfolio, as necessary, if in any fiscal year the sum of the Portfolio's expenses exceeds the limits set by applicable regulations of state securities commissions.

                               THE ADMINISTRATOR

     Signature Broker-Dealer Services, Inc., the Administrator, has its principal office at 6 St. James Avenue, Boston, Massachusetts 02116, and is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Administrator is a wholly-owned subsidiary of Signature Financial Group, Inc., a Delaware corporation. The Administrator serves as administrator and distributor of other mutual funds. The Portfolio will not invest in these funds or in any other fund which may in the future be affiliated with the Administrator or any of its affiliates, including funds affiliated with Signature Financial Group, Inc. through separately owned subdivisions.


     Pursuant to the Administrative Services Agreement with the Portfolio, the Administrator provides the overall administration of the Portfolio, subject to the supervision of the Fund's Board of Directors including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Portfolio; the preparation and filing of all documents required for compliance by the Portfolio with applicable laws and regulations; providing equipment and clerical personnel necessary for maintaining the organization of the Portfolio; preparation of certain documents in connection with meetings of the Board of Directors and shareholders; and the maintenance of books and records of the Portfolio. The Administrator provides persons satisfactory to the Board of Directors of the Fund to serve as officers and directors of the Fund, as the case may be. Such officers, as well as certain other employees and directors of the Fund, may be directors, officers or employees of the Administrator or its affiliates. For providing these services and for bearing the related expenses, the Administrator receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.15% of the average daily net assets of the Portfolio up to $100 million of assets; 0.10% of such assets from $100 million to $250 million; and 0.05% of such assets over $250 million. For the fiscal year ended October 31, 1995, the Administrator received 0.15% of the Portfolio's average daily net assets in administrative fees.


                         DISTRIBUTION AND SERVICE PLAN



     Pursuant to Rule 12b-1 under the Act, the Securities and Exchange Commission has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. The Fund's Board of Directors has adopted a distribution and service plan (the 'Plan') for the Portfolio and, pursuant to the Plan, the

Portfolio has entered into a Distribution Agreement and a Shareholder Servicing Agreement with the Distributor and a Shareholder Servicing Agreement with the Advisor.



     For its services under its Shareholder Servicing Agreement, the Distributor is permitted to receive payments from the Portfolio to permit it to make payments to broker-dealers, with which it has written agreements and whose clients are Fund shareholders (each a 'Broker-Dealer'), for providing shareholder services up to 0.25% per annum of the Portfolio's average daily net assets attributable to the clients of these Broker-Dealers. For its services under its Shareholder Servicing Agreement, the Advisor is permitted to receive a payment from the Portfolio of 0.25% per annum of the Portfolio's average daily net assets attributable to the clients of the Advisor (and its affiliates) to compensate it for providing shareholder services to such clients. In addition, the Shareholder Servicing Agreement provides that the Advisor is permitted to receive payments from the Portfolio (together with the Distributor's fee the 'Shareholder Servicing Fee') to actually permit it to make payments to banks, savings and loans and other financial institutions with which it has written agreements and whose clients are Fund shareholders (each institution, a 'Shareholder Servicing Agent') for providing shareholder services up to 0.25% per annum of the Portfolio's average daily net assets attributable to the clients of the other Shareholder Servicing Agents. Therefore, the total of the Shareholder Servicing Fees in the aggregate payable to the Distributor and the Advisor will not exceed 0.25% of the net assets of the Portfolio.



     Each Shareholder Servicing Agent and Broker-Dealer will, as agent for its customers, among other things; answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Portfolio may be effected and certain other matters pertaining to the Portfolio; assist shareholders in designating and changing dividend options, account designations and addressees; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by the Portfolio) monthly and year-end statements and confirmation of purchases and redemptions; transmit, on behalf of the Portfolio, proxy statements, annual reports, updating prospectuses and other communications from the Portfolio to shareholders of the Portfolio; receive, tabulate and transmit to the Portfolio proxies executed by shareholders with respect to meeting of shareholders of the Portfolio; and provide such other related services as the Portfolio or a shareholder may request. As set forth in the preceding paragraph, for these services, each Shareholder Servicing Agent and Broker-Dealer (either directly or from the Distributor or Advisor) receives a fee, which may be paid periodically, on an annual basis equal to 0.25% of the average daily net assets of the Portfolio represented by shares owned during the period for which payment is being made by investors with whom such Shareholder Servicing Agent or Broker-Dealer maintains a servicing relationship. Shareholder Servicing Agents and Broker-Dealers may waive all or a portion of their Shareholder Servicing Fees. In addition, the Distribution Agreement with the Distributor provides for reimbursement to the Distributor by the Portfolio for its distribution, promotional and advertising costs incurred in connection with the distribution of the Portfolio's shares in an amount not to exceed 0.10% per annum of the Portfolio's average daily net assets (the 'Distribution Reimbursement').



     Under the Distribution Agreement, the Distributor, for nominal consideration and as agent for the Portfolio, will solicit orders for the purchase of the Portfolio's shares, provided that any subscriptions and orders will not be binding on the Portfolio until accepted by the Portfolio as principal. The Plan, the Distribution Agreement and the Shareholder Servicing Agreement with the Distributor provide that, in addition to the Shareholder Servicing Fee and the Distribution Reimbursement, the Portfolio will pay for (i) telecommunications expenses including the cost of dedicated lines and CRT terminals incurred by the Distributor in carrying out its obligations under the Distribution Agreement and the Shareholder Servicing Agreement and by the Advisor under its Shareholder Servicing Agreement, and (ii) typesetting, printing and delivering the Portfolio's prospectus to existing shareholders of the Portfolio and preparing and printing subscription application forms for shareholder accounts. The expenses enumerated in this paragraph shall not exceed an amount equal to 0.05% per annum of the Portfolio's average daily net assets.



     The maximum amount payable under the Plan is 0.40% per annum of the average net assets of the Portfolio.


     The Plan, the Shareholder Servicing Agreements and the Distribution Agreement each provide that the Advisor and the Distributor may make payments from time to time from their own resources, which may include past profits for the following purposes: to defray the costs of and to compensate others, including financial intermediaries with whom the Distributor or Advisor has entered into written agreements, for performing shareholder servicing and related administrative functions on behalf of the Portfolio; to compensate certain financial intermediaries for providing assistance in distributing the Portfolio's shares; to pay the costs of printing and distributing the Portfolio's prospectus to prospective investors; and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Portfolio's shares. The Distributor or the Advisor, as the case may be, in their sole discretion, will determine the amount of such payments made pursuant to the Plan with the Shareholder Servicing Agents and Broker-Dealers they have contracted with, provided that such payments made pursuant to the Plan will not increase the amount which the Portfolio is required to pay to the Distributor or Advisor for any fiscal year under the Shareholder Servicing Agreements or otherwise.

     Shareholder Servicing Agents and Broker-Dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the Shareholder Servicing Agents and Broker-Dealers. In addition, Shareholder Servicing Agents and Broker-Dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Portfolio directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Portfolio directly. Accordingly, the net yield to investors who invest through Shareholder Servicing Agents and Broker-Dealers may be less than by investing in the Portfolio directly. An investor should read this Prospectus in conjunction with the materials provided by the Shareholder Servicing Agent and Broker-Dealer describing the procedures under which Portfolio shares may be purchased and redeemed through the Shareholder Servicing Agent and Broker-Dealer.

     The Glass-Steagall Act limits the ability of a depository institution to become an underwriter or distributor of securities. However, it is the Fund's position that banks are not prohibited from acting in other capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the Distributor for providing such services. However, this is an unsettled area of the law and if a determination contrary to the Fund's position is made by a bank regulatory agency or court concerning shareholder servicing and administration payments to banks from the Distributor, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the name of the customers at no cost to the Portfolio or its shareholders. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

                               PURCHASE OF SHARES


     Shares of the Portfolio may be purchased only through a Shareholder

Servicing Agent or through a broker-dealer that has an agreement with the Distributor. The minimum initial investment is $1,000. Initial investments may be made in any amount equal to or in excess of the minimum. The minimum amount for subsequent investments is $100. Orders received as of the earlier of 4:00 p.m., New York time, or the close of regular trading on any day on which the NYSE is open for trading ('Fund Business Day') will be executed at the public offering price determined on that day. Orders received after the earlier of 4:00 p.m., New York time, or the close of the NYSE on any Fund Business Day, will be executed at the public offering price determined on the next Fund Business Day. Shares will be issued upon receipt of payment by the Portfolio. The Portfolio or the Distributor each reserves the right to reject any subscription for its shares. Certificates for Portfolio shares will not be issued to those who invest in the Portfolio.

     The price paid for shares of the Portfolio is the public offering price, that is, the next determined net asset value of the shares plus a sales load. The sales load is a one-time charge paid at the time of purchase of shares, most of which ordinarily goes to the investor's broker-dealer to compensate him or her for the services provided the investor.

     Sales loads are determined in accordance with the following sales load schedule:

                                                       SALES LOAD          DEALER DISCOUNT
            AMOUNT OF                  SALES             AS % OF               AS % OF
             PURCHASE                  LOAD        NET AMOUNT INVESTED     OFFERING PRICE
----------------------------------  -----------  -----------------------  -----------------
Less than $50,000.................        4.50%              4.71%                 4.00%
$50,000 up to $99,999.............        3.50%              3.63%                 3.00%
$100,000 up to $249,999...........        2.50%              2.56%                 2.00%
$250,000 up to $499,999...........        2.00%              2.04%                 1.50%
$500,000 up to $999,999...........        1.50%              1.52%                 1.25%
$1,000,000 and over...............         .00%               .00%                  .00%

The Distributor reserves the right to change the dealer's concession from time to time. Dealers who receive 90% or more of the sales load may be deemed to be underwriters under the Securities Act of 1933. On sales of $1 million or more, the Distributor or the Advisor may make payment, out of its own resources to compensate the dealer for such sale, provided that the dealer has an executed dealer agreement with respect to the Portfolio with the Distributor.

HOW TO PURCHASE SHARES

     All funds received by the Portfolio are invested in full and fractional shares of the Portfolio. Certificates for shares are not issued. The Fund maintains records of each shareholder's holdings of Portfolio shares, and each

Shareholder Servicing Agent and Broker-Dealer maintains records of each of their customer's account and each shareholder receives a statement of transactions, holdings and dividends. The Portfolio reserves the right to reject any purchase. Shares of the Portfolio may be purchased only in those states where they may lawfully be sold.

     An investment may be made using any of the following methods:

     By Mail. Contact your Shareholder Servicing Agent or Broker-Dealer for further instructions. Checks are accepted subject to collection at full value. Shares will be issued upon receipt of payment by the Portfolio. If shares are purchased by check and redeemed before the check has cleared, the transmittal of redemption proceeds will be delayed until funds are collected, which may take up to 15 days from the date of purchase.

     For shareholders who do not maintain a relationship with a Shareholder Servicing Agent or Broker-Dealer, shares of the Portfolio may be purchased directly from the Distributor. Purchase orders will be effected at the public offering price next determined after acceptance of the order by the Distributor.

     Shareholders wishing to purchase shares of the Portfolio through the Distributor must complete a Purchase Application accompanying this Prospectus and mail it together with a check payable to 'Old Westbury Funds, Inc.' to:

                               Old Westbury Funds, Inc.
                               P.O. Box 119
                               New York, NY 10274-0119

     Subsequent investments in the Portfolio do not require a Purchase Application, however, the shareholder's account number must be clearly marked on the check to ensure proper credit. Subsequent purchases may also be made by sending a check with the detachable coupon that regularly accompanies the confirmation of a previous transaction.


     Accounts of Shareholders who purchase shares directly from the Distributor will be maintained by the transfer agent for the Fund, Fundamental Shareholder Service, Inc. ('FSSI' or the 'Transfer Agent'). For account balance information and shareholder services, shareholders may call FSSI at (800) 607-2200.



     By Wire. Investments may be made directly through the use of wire transfers of federal funds. Shares purchased by wire will be effected at the public offering price next determined after acceptance of the order by the Distributor. Contact your bank and request it to wire federal funds to the Portfolio. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is. Your bank will normally charge you a fee for handling the transaction. Contact your Shareholder Servicing Agent or Broker-Dealer for further instructions.




     For Shareholders who do not maintain a relationship with a Shareholder Servicing Agent or Broker-Dealer, shares may be purchased directly from the Distributor by federal funds wire. Please contact the Transfer Agent at (800) 607-2200 for specific instructions.


     Investors making initial investments by wire must promptly complete the Purchase Application accompanying this Prospectus and forward it to FSSI, the Fund's Transfer Agent. No Purchase Application is required for subsequent purchases. Completed applications should be directed to the address listed above under 'How to Purchase Shares--By Mail.' The application may also be sent by facsimile. Please contact FSSI at (800) 607-2200 for complete instructions.

REDUCTION OR ELIMINATION OF SALES LOAD

     Volume Discounts. Volume discounts are provided if the total amount being invested in shares of the Portfolio reaches the levels indicated in the above sales load schedule. Volume discounts are also available to investors making sufficient additional purchases of Portfolio shares. The applicable sales charge may be determined by adding to the total current value of shares already owned in the Portfolio the value of new purchases computed at net asset value on the day the additional purchase is made. For example, if an investor previously purchased, and still holds, shares of the Portfolio worth $95,000 at the current net asset value and purchases an additional $5,000 worth of shares of the Portfolio, the sales charge applicable to the new purchase would be that applicable to the $100,000 to $249,999 bracket in the above sales load schedule. For the purposes of determining volume discounts, (i) an investment adviser who is registered with the Securities and Exchange Commission or appropriate state authorities and who purchases shares of the Portfolio for more than one account may aggregate all such accounts, (ii) a bank, trust company or thrift institution which is acting as fiduciary with respect to more than one account may aggregate all such accounts and (iii) a financial planner who purchases shares of the Portfolio for more than one account may aggregate all such accounts. The Shareholder Servicing Agent or Broker-Dealer must be notified at the time of purchase that the purchase is entitled to a reduced sales charge which will be granted subject to confirmation of the purchaser's holdings. The volume discount option may be modified or discontinued at any time and may not be available through all Shareholder Servicing Agents or Broker-Dealers.

     Reinvestment of Dividends and Distributions. There is no sales load on purchases of Portfolio shares made by reinvestment of dividends and distributions paid by the Portfolio. Reinvestment will be made at net asset value as of the ex-dividend date (i.e., without the imposition of a sales load) on the day on which the dividend or distribution is payable.

     Letter of Intent. Any investor may sign a Letter of Intent, available from the Distributor, stating an intention to make purchases of shares totaling a specified amount within a period of thirteen months. Purchases within the thirteen-month period can be made at the reduced sales load applicable to the total amount of the intended purchase noted in the Letter of Intent. If a larger purchase is actually made during the period, then a downward adjustment will be made to the sales charge based on the actual purchase size. Any shares purchased within 90 days preceding the actual signing of the Letter of Intent are eligible for the reduced sales charge and the appropriate price adjustment will be made on those share purchases. A number of shares equal to 4.5% of the dollar amount of intended purchases specified in the Letter of Intent may be held in escrow by the Distributor in the form of shares registered in the purchaser's name until the Letter of Intent is completed. Escrowed shares are not available for redemption or transfer until the Letter of Intent is completed, or the higher sales charge is paid. Any redemptions made by the purchaser during the thirteen month period will be subtracted from the amount of the purchases for purposes of determining whether the Letter of Intent has been completed. Dividends and distributions on the escrowed shares are paid to the investor. Dividends and distributions taken in additional shares of the Portfolio will not apply toward completion of the Letter of Intent. If the intended purchases are not completed during the Letter of Intent period, the investor is required to pay the Distributor an amount equal to the difference between the regular sales load applicable to a single purchase of the number of shares actually purchased and the sales load actually paid. If such payment is not made within 20 days after written request by the Distributor, then the Distributor has the right to redeem a sufficient number of escrowed shares to effect payment of the amount due. Any remaining escrowed shares are released to the investor's account. Agreeing to a Letter of Intent does not obligate you to buy, or the Portfolio to sell, the indicated amount of shares. You should read the Letter of Intent carefully before signing. The Letter of Intent option may not be available through all Shareholder Servicing Agents or Broker-Dealers.


     Directors of the Fund, Employees and Clients of the Advisor. Directors of the Fund, Employees (and their relatives) of Bessemer Trust Company, N.A., the Shareholder Servicing Agents and Broker-Dealers, and their affiliates, may also purchase shares of the Portfolio at no sales load. In addition, clients of the Advisor and its affiliates may purchase shares of the Portfolio at no sales load. The absence of a sales load reflects the reduced sales effort required to sell shares to this group of investors.


                              REDEMPTION OF SHARES

     Upon receipt by the Portfolio of a redemption request in proper form, shares of the Portfolio will be redeemed at their next determined net asset value. Checks for redemption proceeds will be mailed to the shareholder's address of record within seven days, but will not be mailed until all checks in payment for the purchase of the shares to be redeemed have been honored, which may take up to 15 days. The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in gain or loss for income tax purposes.

     By Telephone. Redemptions may be made by calling your Shareholder Servicing

Agent or Broker-Dealer. The Shareholder Servicing Agents or Broker-Dealers may accept telephone redemption requests from any person with respect to accounts of shareholders who have previously elected this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. The Portfolio will employ reasonable procedures to confirm that telephone redemption instructions are genuine and will require that shareholders electing such option provide a form of personal identification. The failure by the Portfolio to employ such procedures may cause the Portfolio to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discounted at any time upon 60-days notice to shareholders and may not be available through all Shareholder Servicing Agents or Broker-Dealers.

     For Shareholders whose accounts are maintained by the Transfer Agent and who have previously selected the telephone redemption option, telephone redemptions may be made by calling (800) 607-2200.

     By Mail. Redemption requests may be made by letter to the Shareholder Servicing Agents or Broker-Dealers, specifying the name of the Portfolio, the dollar amount or number of shares to be redeemed, and the account number. The request must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign). In all cases, all the signatures on a redemption request must be guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange; pursuant to the Portfolio's transfer agent's standards and procedures. (Guarantees by notaries public are not acceptable.) Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

     Shareholders may also redeem Portfolio shares through participating organizations holding such shares who have made arrangements with the Portfolio permitting them to redeem such shares by telephone or facsimile transmission and who may charge a fee for this service.

     For Shareholders whose accounts are maintained by the Transfer Agent, redemptions may be made by sending a written redemption request to:

                               Old Westbury Funds, Inc.
                               P.O. Box 119
                               New York, NY 10274-0119

The redemption request must be signature guaranteed as noted above.

     The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for any period when (i) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closing; (ii) the Securities and Exchange Commission has by order permitted such suspension for the protection of the shareholders of the Portfolio; or (iii) an emergency, as defined by rules of the Securities and Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Portfolio not reasonably practicable.


     To minimize expenses, the Portfolio reserves the right to redeem, upon not less than 30 days written notice to shareholders, all shares of the Portfolio in an account (other than an Individual Retirement Account) which has a value below $500 caused by reason of a redemption by a shareholder of shares of the Portfolio. However, a shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.



     The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income purposes.


                               EXCHANGE OF SHARES


     When and if additional portfolios of the Fund are created, an investor may, without cost, exchange shares of the Portfolio of the Fund into any other portfolio of the Fund, subject to the $1,000 minimum initial investment requirement for the

Portfolio. See 'Purchase of Shares.' The Fund will provide shareholders with 60 days' written notice prior to any modification of the exchange privilege. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one portfolio and purchases of another portfolio; and the Portfolio's purchase and redemption procedures and requirements are applicable to exchanges. An exchange pursuant to this exchange privilege is treated for federal income tax purposes as a sale on which a shareholder may realize a taxable gain or loss. See 'Purchase of Shares' and 'Redemption of Shares.'

                                RETIREMENT PLANS

     The Fund has available a form of Individual Retirement Account ('IRA') for investment in Portfolio shares. Self-employed investors may purchase shares of the Portfolio through tax-deductible contributions to existing retirement plans for self-employed persons, known as Keogh or H.R. 10 plans. The Portfolio does not currently act as sponsor to such plans. Portfolio shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as '401(k) Plans' which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.

     The minimum initial investment for all such retirement plans is $1,000. The minimum for all subsequent investments is $100.


     Under the Internal Revenue Code of 1986, as amended (the 'Code'), individuals may make wholly or partly tax deductible IRA contributions of up to $2,000 annually, depending on whether they are active participants in an employer-sponsored retirement plan and on their income level. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a combined maximum of $2,250 annually to either or both IRA's provided that no more than $2,000 may be contributed to the IRA of either spouse.



     Investors should be aware that they may be subject to penalties or additional tax on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Code, and, prior to a withdrawal, shareholders may be required to certify their age and awareness of such restrictions in writing. Persons desiring information concerning investments through IRAs or other retirement plans should write or telephone his or her Shareholder Servicing Agent or Broker-Dealer. For Shareholders who do not maintain a relationship with a Shareholder Servicing Agent or Broker-Dealer, information on an IRA account may be obtained by calling the Distributor at (800) 545-1074.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each dividend and capital gains distribution, if any, declared by the Portfolio on its outstanding shares will, at the election of each shareholder, be paid on the payment date fixed by the Board of Directors in additional shares of the Portfolio having an aggregate net asset value as of the ex-dividend date of such dividend or distribution equal to the cash amount of such dividend or distribution. An election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Portfolio in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. Shareholders may change this election by notifying their Shareholder Servicing Agent or Broker-Dealer. There is no fixed dividend rate, and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains. The Portfolio anticipates paying income and capital gains distributions, if any, on at least an annual basis.


     The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of shares of the

Portfolio. The summary is limited to investors who hold the shares as 'capital assets' (generally, property held for investment), and to whom special categories of rules do not apply, such as foreign investors and tax-exempt investors. Shareholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of shares.



     The Portfolio intends to qualify for and elect the special tax treatment applicable to 'regulated investment companies.' To qualify as a regulated investment company, the Portfolio must meet certain complex tests concerning its investments and distributions. It is anticipated that the Portfolio will not be subject to federal income or excise tax.


     Dividends from net investment income and distributions of realized short-term capital gains will be taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, distributions attributable to dividends received from foreign corporations will not be eligible for the dividends-received deduction. Distributions of long-term capital gains will be taxable to shareholders as long-term capital gain. If an investor purchases shares shortly before a distribution date, the distribution may be taxable to the investor as income, even though, in effect, it is a return of principal.

     A shareholder may recognize a taxable gain or loss if the shareholder sells or redeems his shares. If the securities held by the Portfolio appreciate in value, purchasers of shares of the Portfolio after the occurrence of such appreciation will acquire such shares subject to the tax obligation that may be incurred in the future when there is a sale of such securities.


     The federal tax status of each year's distributions will be reported to shareholders and to the Internal Revenue Service. If more than 50% of the value of the Portfolio's total assets at the close of the taxable year consists of stock or securities in foreign corporations, the Portfolio may elect to pass through to shareholders the right to take a foreign tax credit or deduction for foreign taxes paid by the Portfolio. Distributions may also be subject to state and local taxation and shareholders should consult their own tax advisers in this regard.


     The Portfolio is required by federal law to withhold 31% of reportable payments paid to certain shareholders who have not complied with Internal Revenue Service regulations. In connection with this withholding requirement, a shareholder will be asked to certify on his application that the social security or tax identification number provided is correct and that the shareholder is not subject to the 31% backup withholding for previous underreporting to the

Internal Revenue Service.


                     CALCULATION OF INVESTMENT PERFORMANCE


     The Portfolio may from time to time include its yield, total return, and average annual total return in advertisements or information furnished to present or prospective shareholders. The Advisor may also include performance information in such advertisements or information furnished to current or prospective shareholders regarding the Advisor's investment performance since John Trott, the Portfolio's portfolio manager, joined the Advisor in 1992. The Portfolio may also from time to time include in advertisements the ranking of those performance figures relative to such figures for groups of mutual funds categorized by the Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar Inc., Wiesenberger Investment Company Service, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Bank Rate Monitor, and The Wall Street Journal as having the same investment objectives. The performance of the Portfolio may also be compared to the Europe, Australia and Far East Index, an unmanaged standard foreign securities index monitored by Capital International, S.A. and to the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average, both of which are recognized indices of domestic stocks' performance.


     Average annual total return is a measure of the average annual compounded rate of return of $1,000 invested at the maximum public offering price over a specified period, which assumes that any dividends or capital gains distributions are automatically reinvested in the Portfolio rather than paid to the investor in cash. Total return is calculated with the same assumptions and shows the aggregate return on an investment over a specified period.

     The formula for total return used by the Portfolio includes three steps:
(1) adding to the total number of shares purchased by the hypothetical investment in the portfolio of $1,000 (assuming the investment is made at a public offering price that includes the current maximum sales load of 4.5%) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment and annualizing the result for periods of less than one year. The Portfolio's average annual total returns (including sales load of 4.5%) for the period October 22, 1993 (commencement of operations) to October 31, 1995 and the fiscal year ended October 31, 1995 were -2.8% and -12.7%, respectively.


     The Portfolio computes yield by annualizing net investment income per share for a recent 30-day period and dividing that amount by a Portfolio's share's maximum public offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. The Portfolio's yield will vary from time to time depending upon market conditions, the composition of the Portfolio and operating expenses of the Portfolio.

     Total return and yield may be stated with or without giving effect to any expense limitations in effect for the Portfolio.

                              GENERAL INFORMATION

     The Fund was incorporated under the laws of the State of Maryland on August 26, 1993 and it is registered with the Securities and Exchange Commission as a diversified, open-end, management investment company.

     The Fund prepares semi-annual unaudited and annual audited reports which include a list of investment securities held by the Portfolio and which are sent to shareholders.

     As a general matter, the Fund will not hold annual or other meetings of the Portfolio's shareholders. This is because the By-laws of the Fund provide for meetings only (a) for the election of directors as required by the Act, (b) for approval of revised investment advisory contracts with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution plan as required by the Act with respect to a particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than twenty-five percent of all the votes entitled to be cast at such meeting. The Portfolio's shareholders retain the right to remove directors. Furthermore, the Fund will assist in shareholder communications.

     The Fund's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional investment portfolio. Shares of all series will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, distribution, liquidation and voting rights within the series for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate. There are no conversion or preemptive rights in connection with any shares of the

Portfolio. (See 'Description of Common Stock' in the Statement of Additional Information.)

     Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the Act, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of the shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such a meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

     For further information with respect to the Portfolio and the shares offered hereby, reference is made to the Fund's registration statement filed with the Securities and Exchange Commission, including the exhibits thereto. The Registration Statement and the exhibits thereto may be examined at the Commission and copies thereof may be obtained upon payment of certain duplicating fees.

                                NET ASSET VALUE


     The net asset value of the Portfolio's shares is determined as of the earlier of 4:00 p.m., New York time, or as of the close of regular trading on the NYSE on each Fund Business Day. Fund Business Day means any day on which the NYSE is open for business. It is computed by dividing the value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares outstanding. Portfolio securities for which market quotations are readily available are valued at market value. All other investment assets of the Portfolio are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair value. Any assets and liabilities initially expressed in foreign currency values will be translated into U.S. dollar values at the prevailing market rates of such currencies against U.S. dollars at the time of valuation.


                         CUSTODIAN, TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT

     Bessemer Trust Company (New Jersey) is custodian for the Portfolio's cash and securities. The Portfolio's custodian does not assist in, and is not responsible for, investment decisions involving assets of the Portfolio. Morgan Guaranty Trust Company of New York has been retained to act as sub-custodian of the Fund's assets held outside of the United States. Fundamental Shareholder Services, Inc., whose principal address 29 Dogwood Drive, Chester, New Jersey 07930 is the Portfolio's transfer and dividend disbursing agent.

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
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
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
                               TABLE OF CONTENTS

                                           PAGE
                                        -----------
Prospectus Summary....................           2
Table of Fees and Expenses............           4
Financial Highlights..................           5
Investment Objectives, Policies
  and Risks...........................           6
Investment Restrictions...............          11
Management of the Fund................          12
The Administrator.....................          15
Distribution and Service Plan.........          15
Purchase of Shares....................          18
Redemption of Shares..................          22
Exchange of Shares....................          23
Retirement Plans......................          24
Dividends, Distributions
  and Taxes...........................          25
Calculation of Investment
  Performance.........................          26
General Information...................          27
Net Asset Value.......................          28
Custodian, Transfer Agent and Dividend
  Disbursing Agent....................          28

                   ------------------------------------------

  No dealer, salesman or other person has been authorized to give any information or to make any representation other than those contained in this Prospectus, and if given or made, such information and representation may not be relied upon as authorized by the Fund, its Advisor, Distributor or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of any offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such offer in such state.

                   ------------------------------------------
                                  OLD WESTBURY
                                  FUNDS, INC.

                                  OLD WESTBURY
                                 INTERNATIONAL
                                      FUND

                                   PROSPECTUS


                               FEBRUARY 28, 1996

                                    Advisor:


                          Bessemer Trust Company, N.A.
                                630 Fifth Avenue
                            New York, New York 10111
                                 (212) 708-9100

                         Distributor and Administrator:

                     Signature Broker-Dealer Services, Inc.
                               6 St. James Avenue
                          Boston, Massachusetts 02116
                                (617) 423-0800

Part B

                          OLD WESTBURY INTERNATIONAL FUND
                                (the "Portfolio")

                               6 St. James Avenue
                           Boston, Massachusetts 02116


                            Telephone: (617) 423-0800



                       Statement of Additional Information


                                February 28, 1996


         This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Portfolio's prospectus dated February 28, 1996 (the "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which may be obtained without charge by writing or telephoning the Portfolio at the address and telephone number set forth above.


                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RISKS..................................2
DESCRIPTION OF THE PORTFOLIO'S INVESTMENT SECURITIES.......................2
INVESTMENT RESTRICTIONS....................................................6
DIRECTORS AND OFFICERS ....................................................8

ADVISOR ..................................................................10
ADMINISTRATOR.............................................................11
CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT .............................13
DISTRIBUTION AND SERVICE PLAN.............................................13
BROKERAGE AND PORTFOLIO TURNOVER .........................................16
COUNSEL AND INDEPENDENT AUDITORS .........................................17
PURCHASE AND REDEMPTION OF SHARES.........................................17
DESCRIPTION OF COMMON STOCK...............................................17
PERFORMANCE...............................................................18
NET ASSET VALUE...........................................................19
TAX STATUS ...............................................................19
DESCRIPTION OF CORPORATE DEBT RATINGS.....................................22

FINANCIAL STATEMENTS .....................................................25

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

         The Portfolio will normally invest its assets primarily in common stocks, but may, however, increase its holdings in equity securities other than common stocks including convertible securities, preferred stock and warrants when the Advisor believes it is advisable to do so. The Portfolio may also invest in debt securities as described in the Prospectus. Investments in debt securities are consistent with the Portfolio's investment objective because they could result in capital appreciation due to an increase in the value of such securities caused by changes in interest rates and currency values.


         The Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended (the "Code"). The Portfolio will be restricted in that, at the close of each quarter of the taxable year, at least 50% of the value of the Portfolio's total assets must be represented by cash, Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of such issuer. In addition, at the close of each quarter of its taxable year, not more than 25% in value of the Portfolio's total assets may be invested in the securities of one issuer other than Government securities. The limitations described in this paragraph regarding qualifications as a "regulated investment company" are not fundamental policies and may be revised to the extent applicable federal income tax requirements are revised.


              DESCRIPTION OF THE PORTFOLIO'S INVESTMENT SECURITIES

         The material relating to the risk factors pertaining to the securities invested in by the Portfolio set forth in the Prospectus is herein incorporated by reference. The following discussion is additional disclosure that supplements the Prospectus.

FOREIGN SECURITIES


         Investments are made primarily in those regions and countries where, in the opinion of the Portfolio's investment advisor, there are opportunities to achieve superior investment returns relative to other investment opportunities outside the United States. The Portfolio does not, however, generally invest in debt or equity securities of U.S. issuers. The Portfolio emphasizes those industrial sectors of the world's market which, in the opinion of the Portfolio's investment advisor, offer the most attractive risk/reward relationships. Securities of any given issuer are evaluated on the basis of such measures as price/earnings ratios, price/book ratios, cash flows and dividends and interest income.


FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND OPTIONS

         The Portfolio may conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks with assets and deposits of over $1 billion) and their customers.

         In using options as a hedge against changes in the value of foreign currencies relative to the U.S. dollar, the Portfolio may trade exchange-traded options on foreign currencies. The Portfolio may write (sell) covered call options and secured put options on up to 25% of net assets and may purchase put and call options provided that no more than 5% of net assets may be invested in premiums on such options.

         A separate account of the Portfolio will be established with the Portfolio's custodian consisting of cash or U.S. Government or other high-grade liquid debt obligations equal to the amount of the Portfolio's assets that could be required to consummate forward contracts or put options entered into to hedge against movements in the value of foreign currencies with respect to the Portfolio's portfolio positions. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or high grade liquid debt securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio.

INVESTMENTS IN WARRANTS AND RIGHTS

         Warrants basically are options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The Portfolio does not intend to purchase warrants and rights in excess of 5% of the Portfolio's total assets.

CONVERTIBLE SECURITIES

         The Portfolio may, as an interim alternative to investment in common stocks, purchase investment grade convertible debt securities having a rating of, or equivalent to, at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's") or, if unrated, judged by the Advisor to be of comparable quality. Securities rated BBB or Baa have speculative characteristics. Although lower rated bonds generally have higher yields, they are more speculative and subject to a greater risk of default with respect to the issuer's capacity to pay interest and repay principal than are higher rated debt securities.

         In selecting convertible securities for the Portfolio, the Advisor relies primarily on its own evaluation of the issuer and the potential for capital appreciation through conversion. It does not rely on the rating of the security or sell because of a change in rating absent a change in its own evaluation of the underlying common stock and the ability of the issuer to pay principal and interest or dividends when due without disrupting its business goals. Interest or dividend yield is a factor only to the extent it is reasonably consistent with prevailing rates for securities of similar quality and thereby provides a support level for the market price of the security. The Portfolio will purchase the convertible securities of highly leveraged issuers only when, in the judgment of the Advisor, the risk of default is outweighed by the potential for capital appreciation. The Portfolio does not intend to purchase convertible securities in excess of 5% of the Portfolio's total assets.

         The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Advisor has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments. Although the Advisor will attempt to avoid exposing the Portfolio to such risks, there is no assurance that it will be successful or that a liquid secondary market will continue to be available for the disposition of such securities. The Portfolio will not purchase or hold more that 5% of its net assets in securities rated below investment grade.

         The market for unrated securities may not be as liquid as the market for rated securities, which may result in depressed prices for the Portfolio in the disposal of such nonrated securities. There is no established secondary market for many of these securities. The Advisor cannot anticipate whether these securities could be sold other than to institutional investors. There is frequently no secondary market for the resale of those debt obligations that are in default. The limited market for these securities may affect the amount actually realized by the Portfolio upon such sale. Such sale may result in a loss to the Portfolio. There are certain risks involved in applying credit ratings as a method of evaluating high yield securities. For example, while credit rating agencies evaluate the safety of principal and interest payments, they do not evaluate the market risk of the securities and the securities may decrease in value as a result of credit developments. See "Description of Corporate Debt Ratings" for a comparison of investment grade and speculative ratings issued by Standard & Poor's and Moody's.

         Lower rated and nonrated securities tend to offer higher yields than higher rated securities with the same maturities because the creditworthiness of the obligors of lower rated securities may not have been as strong as that of other issuers. Since there is a general perception that there are greater risks associated with the lower-rated securities in the Portfolio, the yields and prices of such securities tend to fluctuate more with changes in the perceived quality of the credit of their obligors.

         In addition, the market value of high yield securities may fluctuate more than the market value of higher rated securities since high yield securities tend to reflect short-term market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental credit quality of such securities. High yield securities are also more sensitive to adverse economic changes and events affecting specific issuers than are higher rated securities. Periods of economic uncertainty can be expected to result in increased market price volatility of the high yield securities. High yield securities may also be directly and adversely affected by variables such as interest rates, unemployment rates, inflation rates and real growth in the economy and may be more susceptible to variables such as adverse publicity and negative investor perception than are more highly rated securities, particularly in a limited secondary market. Lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The obligors of lower rated securities possess less creditworthy characteristics than the obligors of higher rated securities, as is evidenced by those securities that have experienced a downgrading in rating or that are in default. The evaluation of the price of such securities is highly speculative and volatile. As such, these evaluations are very sensitive to the latest available public information relating to developments concerning such securities.

INVESTMENTS IN SMALL, UNSEASONED COMPANIES

         The securities of small, unseasoned companies (i.e., issuers, which including predecessors, have been in business less than three years) may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investment companies and investors who invest in such issuers trade the same securities when the Portfolio attempts to dispose of its holdings, the Portfolio may receive lower prices than might otherwise be obtained. The Portfolio does not intend to purchase securities of small, unseasoned companies in excess of 5% of the Portfolio's net assets.

CORPORATE REORGANIZATIONS

         The Portfolio may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Advisor, there is reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Portfolio.

         In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Advisor which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offerer as well as the dynamics of the business climate when the offer or proposal is in process.


         In making such investments, the Portfolio will not violate any of its diversification requirements or investment restrictions (see below, "Investment Restrictions") including the requirement that, with respect to 75% of its total assets not more than 5% of its total assets may be invested in the securities of any one issuer. Since such investments are ordinarily short term in nature, they will increase the turnover ratio of the Portfolio thereby increasing its brokerage and other transaction expenses as well as make it more difficult for the Portfolio to meet the tests for favorable tax treatment as a "Regulated Investment Company" specified by the Code (see the Prospectus, "Dividends, Distributions and Taxes"). The Advisor intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments as well as monitor the effect of such investments on the tax qualification tests of the Code. The Portfolio does not intend to purchase these securities in excess of 5% of the Portfolio's total assets.

REPURCHASE AGREEMENTS

         The Portfolio may engage in repurchase agreements with U.S. sellers as set forth in the Prospectus. A repurchase agreement is an instrument under which the purchaser (i.e., the Portfolio) acquires a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities are ordinarily U.S. Treasury or other government obligations or high quality money market instruments. The Portfolio will require that the value of such underlying securities, together with any other collateral held by the Portfolio, always equals or exceeds the amount of the repurchase obligations of the vendor. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of such repurchase agreement will always be less than one year. The Portfolio's risk is primarily that, if the seller defaults, the proceeds from the disposition of underlying securities and other collateral for the seller's obligation are less than the repurchase price. If the seller becomes bankrupt, the Portfolio might be delayed in selling the collateral. Under the Investment Company Act of 1940, as amended (the "Act"), repurchase agreements are considered loans. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. The Portfolio will not enter into repurchase agreements of a duration of more than seven days if, taken together with other illiquid securities, more than 15% of the Portfolio's net assets would be so invested. Under normal market conditions, the Portfolio does not intend to purchase repurchase agreements in excess of 5% of the Portfolio's net assets.

LOANS OF PORTFOLIO SECURITIES

         To increase income, the Portfolio may lend its securities to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily, (2) the loan is subject to termination by the Portfolio at any time, (3) the Portfolio receives reasonable interest or fee payments on the loan, (4) the Portfolio is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of the Portfolio's assets.

         If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially. The Portfolio does not intend to lend portfolio securities in excess of 5% of the Portfolio's total assets.

                             INVESTMENT RESTRICTIONS

         The Portfolio has adopted the following investment restrictions which may not be changed without the approval of the "majority of the outstanding shares" of the Portfolio (as defined in the Prospectus). Under such fundamental restrictions, the Portfolio may not:

1. Purchase securities on margin or borrow money, except (a) from banks for extraordinary or emergency purposes (not for leveraging or investment) or (b) by engaging in reverse repurchase agreements, provided that (a) and (b) in the aggregate do not exceed an amount equal to one-third of the value of the total assets of the Portfolio less its liabilities (not including the amount borrowed) at the time of the borrowing, and further provided that 300% asset coverage is maintained at all times;

2. Lend portfolio securities of value exceeding in the aggregate one-third of the market value of the Portfolio's total assets less liabilities other than obligations created by these transactions;

3. Mortgage, pledge or hypothecate any assets except that a Portfolio may pledge not more than one-third of its total assets to secure borrowings made in accordance with paragraph 1 above. However, although not a fundamental policy of the Portfolio, as a matter of operating policy in order to comply with certain state statutes, no Portfolio will pledge its assets in excess of an amount equal to 10% of total net assets;

4. Act as an underwriter of securities of other issuers, except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security;

5. Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests, including limited partnership interests, in oil, gas or other mineral exploration, leasing or development programs;

6. Purchase or acquire commodities, commodity contracts or futures except that the Portfolio may purchase and write options on foreign currencies or enter into forward delivery contracts for foreign currencies and may also purchase foreign index contracts;

7. Issue senior securities, except insofar as the Portfolio may be deemed to have issued a senior security in connection with any permitted borrowing;

8. Invest 25% or more of the value of its total assets in any particular industry or groups of related industries; and

9. Participate on a joint, or a joint and several, basis in any securities trading account.

         The following are investment restrictions that may be changed by a vote of the majority of the Board of Directors. The Portfolio will not:

1. Invest more than 15% of the market value of the Portfolio's net assets in illiquid investments including repurchase agreements maturing in more than seven days;

2. Invest in securities of other investment companies, except the Portfolio may purchase securities of other investment companies which meet the investment objectives of the Portfolio and then only up to 5% of the Portfolio's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets and further except as permitted by Section 12(d) of the Act.

3.       Purchase securities while borrowings exceed 5% of its total assets;

4.       Invest in companies for the purpose of exercising control.

         If a percentage restriction (except paragraph 3 of the fundamental restrictions) is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Portfolio's investment securities will not be considered a violation of the Portfolio's restrictions.

                             DIRECTORS AND OFFICERS


         The Directors and principal officers of the Fund, their age and principal occupations for the past five years, are listed below. Directors deemed to be "interested persons" of the Fund for purposes of the Act are indicated by an asterisk. Unless otherwise indicated below, the address of each Director and officer is Old Westbury Funds, Inc. c/o Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116.




PHILIP W. COOLIDGE* (age 44) - Director and President; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. (since December 1988) and Signature Broker-Dealer Services,

Inc. (since April 1989).

ROBERT M. KAUFMAN (age ) - Chairman of the Board and Director; Partner, Proskauer Rose Goetz & Mendelsohn, Attorneys at Law. His principal address is 1585 Broadway, New York, NY 10036 .

JOHN KEVIN KENNY (age ) - Director; Principal, Real Estate Development (since
1992); President and Chief Executive Officer, J.J. Kenny Co., Inc. Kenny Information Services, Inc. (from 1991 to 1992)




  His principal address is 2000 PGA Boulevard, Suite 3220, P.O. Box 13076, North Palm Beach, FL 33408.

JOHN R. ELDER (age 47) - Treasurer ; Vice President, Signature Financial Group, Inc. (since April, 1995); Treasurer, Phoenix Family of Mutual Funds (prior to April, 1995).







DAVID G. DANIELSON (age 31) - Assistant Treasurer; Assistant Manager, Signature Financial Group, Inc. (since May 1991); Graduate Student, Northeastern University (from April 1990 to March 1991); Tax Accountant & Systems Analyst with Putnam Companies (prior to March 1990).




DANIEL E. SHEA (age 33) - Assistant Treasurer; Assistant Manager of Fund Administration, Signature Financial Group, Inc. (since November 1993); Supervisor and Senior Technical Advisor, Putnam Companies, Inc. (prior to November 1993).

THOMAS M. LENZ (age 37) - Secretary; Senior Vice President and Associate General Counsel, Signature Financial Group, Inc. (since November 1989); Assistant Secretary, Signature Broker-Dealer Services, Inc. (since February 1991) .




LINDA T. GIBSON (age 30) - Assistant Secretary; Legal Counsel and Assistant Secretary, Signature Financial Group, Inc. (since May 1992); Assistant Secretary, Signature Broker-Dealer Services, Inc. (since October 1992); Student, Boston University School of

Law (from September 1989 to May 1992) .




MOLLY S. MUGLER (age 44) - Assistant Secretary; Legal Counsel and Assistant Secretary, Signature Financial Group, Inc. (since December 1988); Assistant Secretary, Signature Broker-Dealer

Services, Inc. (since April 1989).



ANDRES E. SALDANA (age 33) - Assistant Secretary; Legal Counsel, Signature Financial Group, Inc. (since November 1992); Attorney, Ropes & Gray (from September 1990 to November 1992) .

Messrs. Coolidge, Danielson, Elder, Lenz, Saldana and Shea and Mss. Gibson and Mugler also hold similar positions for other investment companies for which Signature Broker-Dealer Services, Inc. or an affiliate serves as the principal underwriter.


                               COMPENSATION TABLE


                              Pension                            Total
                              Retirement                         Compensation
                              Benefits            Estimated      From
               Aggregate      Accrued as          Annual         Fund and Fund
               Compensation   Part of Portfolio   Benefits upon  Complex Paid
               from the Fund  Expenses            Retirement     to Directors

Philip W.
Coolidge       none           none                none           none

Robert M.
Kaufman        $5,000         none                none           $5,000

John Kevin
Kenny          $5,000         none                none           $5,000



         The compensation table above reflects the fees received by the Directors from the Corporation for fiscal year ended October 31, 1995. The Directors who are not "interested persons" (as defined in the Act) of the Fund will receive an annual retainer of $5,000 to be paid in quarterly installments of $1,250 plus reasonable expenses.

         As of January 31, 1996, all Directors and officers as a group owned less than 1% of the Portfolio's outstanding shares. As of the same date, the following shareholders of record owned more than 5% of the Portfolio's outstanding shares: Bessemer Trust Company (Cayman) Limited, P.O. Box 694, Edward Street, Grand Cayman, Cayman Islands, B.W.I., 9.4%. Bessemer Trust Company, 100 Woodbridge Center Drive, Woodbridge, New Jersey 07095-1191 held 94.0% of the outstanding shares of the Portfolio under the nominee name Naidot & Co. for its customers. Bessemer Trust Company (Cayman) Limited is a subsidiary of The Bessemer Group Incorporated.


                                     ADVISOR

         The Advisor to the Portfolio is Bessemer Trust Company, N.A., a national banking association. Pursuant to the Advisory Contract for the Portfolio, the Advisor manages the portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund.


         The Advisor also provides the Portfolio with supervisory personnel who are responsible for supervising the performance of the Portfolio's Administrator. The Administrator will provide personnel who will be responsible for performing the operational components of such supervisory services and who may be employees of the Advisor, of its affiliates or of other organizations. The Advisory Contract for the Portfolio was approved by the shareholders at a meeting held on October 12, 1993 and most recently approved on August 9, 1995 by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the Act) of the Fund or the Advisor.

         The Advisory Contract will be continued in force for successive twelve-month periods beginning each October 1, provided that such continuance is specifically approved annually by a vote of a "majority of the outstanding shares" of the Portfolio (as defined in the Prospectus) or by the Fund's Board of Directors, and in either case by a majority of the directors who are not parties to the Advisory Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.


         The Advisory Contract is terminable without penalty by the

Portfolio on sixty days' written notice when authorized either by a vote of a "majority of the outstanding shares" of the Portfolio (as defined in the Prospectus) or by a vote of a majority of the Fund's Board of Directors, or by the Advisor on sixty days' written notice, and will automatically terminate in the event of an "assignment" (as defined in the Act). The Advisory Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Advisor, or of reckless disregard of its obligations thereunder, the Advisor shall not be liable for any action or failure to act in accordance with its duties thereunder.


         The Portfolio has, under the Advisory Contract, confirmed its obligation for payment of all its other expenses, including without limitation: fees payable to the Advisor, Administrator, Custodian, Transfer Agent and Dividend Agent; brokerage and commission expenses; foreign, federal, state or local taxes, including issuance and transfer taxes incurred by or levied on it; commitment fees, certain insurance premiums and membership fees and dues in investment company organizations; interest charges on borrowings; telecommunications expenses; recurring and nonrecurring legal, accounting and record-keeping expenses; costs of organizing and maintaining the Fund's existence as a corporation; compensation, including directors' fees, of any directors, officers or employees who are not also officers or employees of the Advisor, the Administrator or their affiliates and costs of other personnel providing administrative and clerical services; costs of stockholders' services and costs of stockholders' reports, proxy solicitations, and corporate meetings; fees and expenses of registering its shares under the appropriate federal securities laws and of qualifying its shares under applicable state securities laws, including expenses attendant upon the initial registration and qualification of these shares and attendant upon renewals of, or amendments to, those registrations and qualifications; any other distribution or promotional expenses contemplated by an effective plan adopted by the Fund pursuant to Rule 12b-1 under the Act; and expenses of preparing, printing and delivering the Prospectus to existing shareholders and of printing shareholder application forms for shareholder accounts. The Distributor pays the promotional and advertising expenses related to the distribution of the Portfolio's shares and for the printing of all Portfolio prospectuses used in connection with the distribution and sale of Portfolio shares for which it may be reimbursed under the Plan. See "Distribution and Service Plan." The Portfolio also reimburses the Advisor for all of the Portfolio's operating costs, including rent, depreciation of equipment and facilities, interest and amortization of loans financing equipment used by the Portfolio and all the expenses incurred to conduct the Portfolio's affairs. The amounts of such reimbursements must be agreed upon between the Portfolio and the Advisor. The Advisor at its discretion may voluntarily waive all or a portion of the advisory fee and the operating expense reimbursement.

         The Fund may from time to time hire its own employees or contract to have management services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund. The Fund's expenses for employees and for such services are among the expenses subject to the expense limitation described below under "Distribution and Service Plan."

         For its services under the Advisory Contract, the Advisor receives from the Portfolio an advisory fee, computed daily and payable monthly, in accordance with the following schedule: (i) 0.80% of the first $100 million of the Portfolio's average net assets; (ii) 0.75% of the second $100 million of the Portfolio's average net assets; and (iii) 0.70% of the Portfolio's average net assets exceeding $200 million. For the period October 22, 1993 (commencement of operations) to October 31, 1993 the Portfolio accrued $1,046 , all of which were permanently and irrevocably waived. For the fiscal years ended October 31, 1994 and 1995, the Portfolio accrued $570,189 and $771,294, respectively, in advisory fees, of which $134,868 and $91,974, respectively, were permanently and irrevocably waived.

         Any portion of the total fees received by the Advisor may be used by the Advisor to provide distribution, shareholder and administrative services. Pursuant to the Portfolio's Distribution and Service Plan, the Advisor will also act as a shareholder servicing agent for the Portfolio pursuant to which the Portfolio is permitted to pay the Advisor a maximum of 0.25% per annum of the Portfolio's average daily net assets to compensate it and to permit the Advisor to compensate banks, savings and loans and other financial institutions (the Advisor with such other institutions, each a "Shareholder Servicing Agent") whose clients are Fund shareholders for providing shareholder services. The Advisor may irrevocably waive its rights to any portion of the advisory fees and may use any portion of the advisory fee for distribution and servicing purposes including defraying the costs of performing shareholder servicing functions on behalf of the Portfolio, compensating others, including banks, broker-dealers and other organizations whose customers or clients are shareholders of the Portfolio for providing assistance in distributing the Portfolio's shares and defraying the costs of shareholder servicing and other promotional activities. See "Distribution and Service Plan." There can be no assurance that such fees will be waived in the future.


                                  ADMINISTRATOR


         The Administrator for the Portfolio is Signature
Broker-Dealer Services, Inc. ("Signature" or the
"Administrator"), which has its principal office at 6 St. James
Avenue, Boston, Massachusetts 02116, and is a registered broker-dealer and a member of the National Association of

Securities Dealers, Inc. The Administrator is a wholly owned subsidiary of Signature Financial Group, Inc., a Delaware corporation. The Administrator serves as administrator and distributor of other mutual funds. The Portfolio will not invest in these funds or in any other fund which may in the future be affiliated with the Administrator or any of its affiliates. In addition, the Administrator provides persons satisfactory to the Board of Directors of the Fund to serve as officers and directors of the Fund, as the case may be. Such officers, as well as certain other employees and directors of the Fund, may be directors, officers or employees of the Administrator or its affiliates.


         Pursuant to the Administrative Services Agreement for the Portfolio, the Administrator provides all management and administrative services reasonably necessary for the Portfolio, other than those provided by the Advisor, subject to the supervision of the Fund's Board of Directors. Because of the services rendered the Portfolio by the Administrator and the Portfolio's Advisor, the Fund itself may not require any employees other than its officers, none of whom receive compensation from the Fund. For the services rendered to the Portfolio by the Administrator, the Portfolio pays the Administrator a fee, accrued daily and payable monthly, equal, on an annual basis, to 0.15% of the average daily net assets of the Portfolio, up to $100 million of assets; 0.10% of such assets from $100 million to $250 million; and 0.05% of such assets over $250 million. For the period October 22, 1993 (commencement of operations) to October 31, 1993 the Portfolio accrued $196 in administrative services fees, all of which was permanently and irrevocably waived. For the fiscal years ended October 31, 1994 and 1995 the Portfolio accrued $106,932 and $143,716, respectively, in administrative services, of which $5,989 and $84, respectively, was permanently and irrevocably waived.


         Under the Administrative Services Agreement with the Portfolio, the Administrator provides all administrative services including, without limitation: (i) provides services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Portfolio, including maintaining certain books and records described in Rule 31a-1 under the Act (except for those records maintained by the Portfolio's Shareholder Servicing Agents or the Portfolio's transfer agent), and reconciling account information and balances among the Portfolio's Custodian and Advisor; (ii) oversees the performance of administrative and professional services to the Portfolio by others, including the Portfolio's Custodian; (iii) prepares, but does not pay for, the periodic updating of the Fund's Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing or reproduction of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, prepares the Fund's tax returns, and prepares reports to the Portfolio's shareholders and the Securities and Exchange Commission; (iv) prepares in conjunction with Fund counsel, but does not pay for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or the Portfolio's shares under such laws; (v) prepares (but does not pay for reproduction or mailing costs) notices and agendas for meetings of the Fund's Board of Directors and minutes of such meetings in all matters required by the Act to be acted upon by the Board;
(vi) monitors daily and periodic compliance with respect to all requirements and restrictions of the Act, the Code and the Prospectus; and (vii) monitors and evaluates daily income and expense accruals, and sales and redemptions of shares of the Portfolios.


         The Administrative Services Agreement is terminable at any time, without the payment of any penalty, by a vote of the majority of the Portfolio's shareholders, by the Fund on behalf of the Portfolio or the Administrator on sixty days' written notice and automatically in the event of an "assignment" as defined by the Act. The Administrative Services Agreement shall remain in effect for the same periods as the Advisory Contract subject to annual approval by the Fund's Board of Directors. The Administrative Services Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator, or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT


         Bessemer Trust Company (New Jersey), 100 Woodbridge Center Drive, Woodbridge, New Jersey 07095, is the Portfolio's Custodian. Pursuant to a Custodian Agreement with the Portfolio, it is responsible for maintaining the books and records of the Portfolio's securities and cash. Subject to the supervision of the Advisor and Administrator, the Custodian maintains the Portfolio's accounting and portfolio transaction records. Fundamental Shareholder Services, Inc. whose principal address is 29 Dogwood Drive, Chester, New Jersey 07930 is the Portfolio's transfer and dividend disbursing agent.


                          DISTRIBUTION AND SERVICE PLAN


         The Fund has adopted a distribution and service plan, pursuant to Rule 12b-1 under the Act (the "Rule") for the Portfolio. The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Plan provides that the Portfolio may bear certain expenses and costs which in the aggregate are subject to a maximum of 0.40% per annum of the Portfolio's average daily net assets.

Pursuant to the Plan, the Portfolio entered into a Distribution Agreement and a Shareholder Servicing Agreement with Signature Broker-Dealer Services, Inc. (the "Distributor") and the Portfolio also entered into a Shareholder Servicing Agreement with the Advisor. For its services under its Shareholder Servicing Agreement, the Distributor is permitted to receive payments from the Portfolio up to 0.25% per annum of the average daily net assets of the Portfolio to permit it to make payments to broker-dealers with which it has written agreements and whose clients are Fund shareholders (each a "Broker-Dealer"), for providing shareholder services. For its service under its Shareholder Servicing Agreement, the Advisor is permitted to receive a payment from the Portfolio equal to 0.25% per annum of the Portfolio's average daily net assets attributable to the clients of the Advisor (and its affiliates) to compensate it for providing shareholder services to such clients. In addition, the Shareholder Servicing Agreement provides that the Advisor is permitted to receive payments from the Portfolio (together with the Distributor's fee, the "Shareholder Servicing Fee") to actually permit it to make payments made to banks, savings and loans and other financial institutions with which it has written agreements and whose clients are Fund shareholders (each institution, a "Shareholder Servicing Agent") for providing shareholder services up to 0.25% per annum of the Portfolio's average daily net assets attributable to the clients of the other Shareholder Servicing Agents. Therefore, the total of the Shareholder Servicing Fees in the aggregate payable to the Distributor and the Advisor will not exceed 0.25% of the total net assets of the Portfolio. For the period October 22, 1993 (commencement of operations) to October 31, 1993, the Portfolio accrued $327 in shareholder servicing fees, all of which was permanently and irrevocably waived. For the fiscal years ended October 31, 1994 and 1995, the Portfolio accrued $176,227 and $237,518, respectively, in shareholder servicing fees.


         Each Shareholder Servicing Agent and Broker-Dealer will, as agent for its customers, among other things; answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Portfolio may be effected and certain other matters pertaining to the Portfolio; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by the Portfolio) monthly and year-end statements and confirmations of purchases and redemptions, as required by Rule 10b-10 under the Securities Exchange Act of 1934; transmit, on behalf of the

Portfolio, proxy statements, annual reports, updating prospectuses and other communications from the Portfolio to shareholders of the Portfolio; receive, tabulate and transmit to the Portfolio proxies executed by shareholders with respect to meeting of shareholders of the Portfolio; and provide such other related services as the Portfolio or a shareholder may request. As set forth herein for these services, each Shareholder Servicing Agent and Broker-Dealer (either directly or from the Distributor or Advisor) receives a fee, which may be paid periodically, on an annual basis equal to 0.25% of the average daily net assets of the Portfolio represented by shares owned during the period for which payment is being made by investors with whom such Shareholder Servicing Agent or Broker-Dealer maintains a servicing relationship. Shareholder Servicing Agents and Broker-Dealers may waive all or a portion of their Shareholder Servicing Fees. In addition, the Distribution Agreement with the Distributor provides for reimbursement to the Distributor by the Portfolio for its distribution, promotional and advertising costs incurred in connection with the distribution of the Portfolio's shares in an amount not to exceed 0.10% per annum of the Portfolio's average daily net assets (the Distribution Reimbursement"). For the period October 22, 1993 (commencement of operations) to October 31, 1993, no fees were paid under the Distribution Agreement. For the fiscal years ended October 31, 1994 and 1995, the Portfolio paid $16,100 and $7,002, respectively, under the Distribution Agreement.

         Under the Distribution and Shareholder Servicing Agreement, the Distributor, for nominal consideration and as agent for the Portfolio, will solicit orders for the purchase of the Portfolio's shares, provided that any subscriptions and orders will not be binding on the Portfolio until accepted by the Portfolio as principal. The Plan, the Distribution Agreement and the Shareholder Servicing Agreement provide that, in addition to the Shareholder Servicing Fee and the Distribution Reimbursement, the Portfolio will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor in carrying out its obligations under the Distribution Agreement and the Shareholder Servicing Agreement, and by the Advisor under its Shareholder Servicing Agent and (ii) preparing, printing and delivering the Portfolio's prospectus to existing shareholders of the Portfolio and preparing and printing subscription application forms for shareholder accounts. The expenses enumerated in this paragraph shall not exceed an amount equal to 0.05% per annum of the Portfolio's average daily net assets. For the fiscal years ended October 31, 1994 and 1995, the Portfolio paid $26,566 and $4,080, respectively, for such expenses.


         The Plan, the Shareholder Servicing Agreements and the Distribution Agreement each provide that the Advisor and the Distributor may make payments from time to time from their own resources which may include past profits for the following purposes: to defray the costs of and to compensate others, including financial intermediaries with whom the Distributor or Advisor has entered into written agreements, for performing shareholder servicing and related administrative functions on behalf of the Portfolio; to compensate certain financial intermediaries for providing assistance in distributing the Portfolio's shares; to pay the costs of printing and distributing the Portfolio's prospectus to prospective investors; and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Portfolio's shares. The Distributor or the Advisor, as the case may be, in their sole discretion, will determine the amount of such payments made pursuant to the Plan with the Shareholder Servicing Agents and Broker-Dealers they have contracted with, provided that such payments made pursuant to the Plan will not increase the amount which the Portfolio is required to pay to the Distributor or the Advisor for any fiscal year under the Shareholder Servicing Agreements or otherwise.

         Shareholder Servicing Agents and Broker-Dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the Shareholder Servicing Agents and Broker-Dealers. In addition, Shareholder Servicing Agents and Broker-Dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Portfolio directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Portfolio directly. Accordingly, the net yield to investors who invest through Shareholder Servicing Agents and Broker-Dealers may be less than by investing in the Portfolio directly. An investor should read the Prospectus in conjunction with the materials provided by the Shareholder Servicing Agent and Broker-Dealer describing the procedures under which Portfolio shares may be purchased and redeemed through the Shareholder Servicing Agent and Broker-Dealer.

         The Glass-Steagall Act limits the ability of a depository institution to become an underwriter or distributor of securities. However, it is the Fund's position that banks are not prohibited from acting in other capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the Distributor for providing such services. However, this is an unsettled area of the law and if a determination contrary to the Fund's position is made by a bank regulatory agency or court concerning shareholder servicing and administration payments to banks from the Distributor, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the name of the customers at no cost to the Portfolio or its shareholders. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

         In accordance with the Rule, the Plan provides that all written agreements relating to the Plan entered into by the Portfolio, the Distributor or the Advisor, and the Shareholder Servicing Agents, Broker-Dealers, or other organizations must be in a form satisfactory to the Fund's Board of Directors. In addition, the Plan requires the Portfolio and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Portfolio and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made.


         The Plan provides that it may continue in effect for successive annual periods provided it is approved by the shareholders or by the Board of Directors, including a majority of directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plan or in the agreements related to the Plan. The shareholders approved the Plan at a meeting held on October 12, 1993. The Board of Directors most recently approved the Plan on August 9, 1995. The Plan further provides that it may not be amended to increase materially the costs which may be spent by the Portfolio for distribution pursuant to the Plan without shareholder approval, and the other material amendments must be approved by the directors in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of a majority of the disinterested directors of the Portfolio or the shareholders.


         The Advisor has agreed to reimburse the Portfolio for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the limits on investment company expenses prescribed by any state in which the Portfolio's shares are qualified for sale. For the purpose of this obligation to reimburse expenses, the Portfolio's annual expenses are estimated and accrued daily, and any appropriate estimated payments are made to it on a monthly basis. From time to time, the Advisor and the Distributor may voluntarily assume certain expenses of the Portfolio. This would have the effect of lowering the overall expense ratio of that Portfolio and of increasing yield to investors in that Portfolio.

                        BROKERAGE AND PORTFOLIO TURNOVER

BROKERAGE

         The Advisor makes the Portfolio's portfolio decisions and determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Advisor or portfolio transactions may be effected by the Advisor. Neither the Portfolio nor the Advisor has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Advisor for use in rendering investment advice to the Portfolio, such information may be supplied at no cost to the Advisor and, therefore, may have the effect of reducing the expenses of the Advisor in rendering advice to the Portfolio. While it is impossible to place an actual dollar value on such investment information, its receipt by the Advisor probably does not reduce the overall expenses of the Advisor to any material extent. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best execution, the Advisor may consider sales of shares of the Portfolio as a factor in the selection of brokers to execute portfolio transactions for the Portfolio.


         For the period from October 22, 1993 (commencement of operations) to October 31, 1993 and for the fiscal years ended October 31, 1994 and 1995, the aggregate commissions paid from the Portfolio were $0, $516,020 and $325,787, respectively.


         The investment information provided to the Advisor is of the type described in Section 28(e) of the Securities Exchange Act of 1934 and is designed to augment the Advisor's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Portfolio effects securities transactions are used by the Advisor in carrying out its investment management responsibilities with respect to all its clients' accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Advisor determines in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research services provided by the executing broker. The Advisor may consider the sale of shares of the Portfolio by brokers including the Distributor as a factor in its selection of brokers of Portfolio transactions.

         The Portfolio may deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market. It may also purchase listed securities through the third market. Where transactions are executed in the over-the-counter market or third market, the Portfolio will seek to deal with the primary market makers; but when necessary in order to obtain best execution, it will utilize the services of others. In all cases the Portfolio will attempt to negotiate best execution.

PORTFOLIO TURNOVER

         The Portfolio's average annual portfolio turnover rate, i.e., the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less) is expected to be high. Purchases and sales are made for the Portfolio whenever necessary in the Advisor's opinion, to meet the Portfolio's objective. In order to qualify as a regulated investment company, less than 30% of the Portfolio's gross income (including tax exempt income) must be derived from the sale or other disposition of stock, securities or certain investments held for less than three months. Although increased Portfolio turnover (over 100%) may increase the likelihood of additional capital gains for the Portfolio, the Portfolio expects to satisfy the 30% income test.

                        COUNSEL AND INDEPENDENT AUDITORS


         Legal matters for the Fund are passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022.

         Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281, have been selected as independent auditors for the Portfolio.


                        PURCHASE AND REDEMPTION OF SHARES

         The material relating to the purchase and redemption of shares in the Prospectus is herein incorporated by reference.

                           DESCRIPTION OF COMMON STOCK

         The authorized capital stock of the Fund, which was incorporated on August 26, 1993 in Maryland, consists of twenty billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Fund's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional investment portfolio. Shares of all series will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, distribution, liquidation and voting rights within the series for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder.

         Under its Articles of Incorporation, the Fund has the right to redeem for cash shares of stock owned by any shareholder to the extent and at such times as the Fund's Board of Directors determines to be necessary or appropriate to prevent an undue concentration of stock ownership which would cause the Fund to become a "personal holding company" for federal income tax purposes. In this regard, the Fund may also exercise its right to reject purchase orders.


         The shares of the Portfolio have noncumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Fund will not issue certificates evidencing Fund shares.

         As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-laws of the Fund provide for annual meetings only (a) for the election of directors, (b) for approval of the revised investment advisory contracts with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution plan as required by the Act with respect to a particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than 25 percent of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the Act, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of the shareholders called for the purpose of considering the election or re-election of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such a meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

                                   PERFORMANCE

         The material relating to the Portfolio's performance in the Prospectus is herein incorporated by reference. The Advisor may also include performance information in such advertisements or information furnished to current or prospective shareholders not only regarding the Advisor's performance since John Trott, the Portfolio's portfolio Manager, joined the Advisor in 1992, but also regarding Mr. Trott's personal investment performance since 1988 when, as chief investment officer for Klienwart Benson International Investment LTD., he managed investments for clients with similar objectives to those of the Portfolio.

                                 NET ASSET VALUE

         For purposes of determining the Portfolio's net asset value per share, readily marketable portfolio securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

         Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter are valued at the mean of the current bid and asked prices from such sources as the Board of Directors deems appropriate to reflect their fair value.


         United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors designed to reflect in good faith the fair value of such securities.

         As indicated in the Prospectus, the net asset value per share of the Portfolio's shares will be determined as of the close of the regular trading session of the New York Stock Exchange (the "NYSE") on each day that the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. However, the NYSE may close on days not included in that announcement.


                                   TAX STATUS


         The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of shares of the Portfolio (the "Shares") and holders of the Shares (the "Shareholders"). The summary is limited to investors who hold the Shares as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Code . Shareholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Shares.

         The Portfolio intends to qualify for and elect the special tax treatment applicable to "regulated investment companies" under Sections 851-855 of the Code. If the Portfolio qualifies as a "regulated investment company" and distributes to Shareholders 90% or more of its investment company taxable income (without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its investment company taxable income (including any net capital gain) it distributes to Shareholders in a timely manner. In addition, to the extent the Portfolio distributes to Shareholders in a timely manner at least 98% of its taxable income (including any net capital gain) it will not be subject to the 4% excise tax on certain undistributed income of a regulated investment company. In order to maintain its status as a regulated investment company, the Portfolio must derive less than 30% of its gross income from the sale or other disposition of securities held less than three months. It is anticipated that the Portfolio will not be subject to federal income tax or the excise tax. Distribution of the Portfolio's investment company taxable income (including any net capital gain) is expected to occur in a timely manner. Although all or a portion of the Portfolio's taxable income (including any net capital gain) for a calendar year may be distributed shortly after the end of the calendar year, such a distribution will be treated for federal income tax purposes as having been received by Shareholders during the calendar year.


         The Portfolio intends to qualify as a publicly offered regulated investment company and as such will not be subject to the 2% limitation on itemized expense deductions. Thus, distributions will take into account all of the itemized expenses incurred by the Portfolio. Additionally, Section 68 of the Code, which limits the amount of allowable itemized deductions of individuals with an adjusted gross income in excess of specified amounts, does not appear to apply to indirect deductions incurred by a pass through entity, such as a regulated investment company.
 However, regulations may be promulgated in the future that could alter this result.

         Distributions to Shareholders of the Portfolio's taxable income (other than its net capital gain) for a year will be taxable as ordinary income to Shareholders. To the extent that distributions to a Shareholder in any year are not taxable as ordinary income, they will be treated as a return of capital and will reduce the Shareholder's basis in his Shares and, to the extent that they exceed his basis, will be treated as a gain from the sale of his Shares as discussed below. It is anticipated that substantially all of the distributions of the Portfolio's taxable income (other than net capital gain distributions) will be taxable as ordinary income to Shareholders.

         Distributions of the Portfolio's net capital gain (designated as capital gain dividends by the Portfolio) will be taxable to Shareholders as long-term capital gain, regardless of the length of time the Shares have been held by a Shareholder. A Shareholder may recognize a taxable gain or loss if the Shareholder sells or redeems his Shares. Any gain or loss arising from (or treated as arising from) the sale or redemption of Shares will be a capital gain or loss, except in the case of a dealer in securities. The excess of net long-term capital gains over net short-term capital losses may be taxed at a lower rate than ordinary income for certain noncorporate taxpayers. A capital gain or loss is long-term if the asset is held for more than one year and short-term if held for one year or less. To the extent that a capital gain dividend with respect to the Shares is afforded long-term capital gain treatment, a Shareholder who realizes a capital loss upon the sale of such Shares that were owned for six months or less must treat the loss as long-term. The deduction of capital losses is subject to limitations. If the securities appreciate in value, purchasers of Shares after the occurrence of such appreciation will acquire their Shares subject to the tax obligation that may be incurred in the future when there is a sale of such Shares. If a Shareholder incurs a load charge in acquiring a Share and a reinvestment right and disposes of the Share within 90 days and subsequently acquires an interest in a regulated investment company for no load charge, any loss recognized on the first disposition will be disallowed to the extent of the load charge.


         Distributions that are taxable as ordinary income to Shareholders will constitute dividends for federal income tax purposes but will be eligible for the dividends-received deduction for corporations (other than corporations such as "S" corporations that are not eligible for such deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) only to the extent of dividends received from domestic issuers by the Portfolio with respect to stock held by the Portfolio for more than 45 days and only if the Shareholder has held his Shares for more than 45 days. The requirement that dividends must be received from domestic issuers in order to qualify for the dividends received deduction will reduce, or eliminate, the availability of this deduction to Shareholders. The dividends-received deduction is currently 70%.

 However, Congress from time to time considers proposals to reduce the rate, and enactment of such a proposal would adversely affect the after-tax return to investors who can take advantage of the deduction. Sections 246 and 246A of the Code contain limitations on the eligibility of dividends for the corporate dividends-received deduction (in addition to the limitations discussed above). Depending upon the corporate Shareholder's circumstances (including whether it has a more than 45-day holding period for its Shares and whether its Shares are debt financed), these limitations may be applicable to dividends received by a corporate Shareholder from the Portfolio that would otherwise qualify for the dividends-received deduction under the principles discussed above. Accordingly, Shareholders should consult their own tax advisers in this regard. A corporate Shareholder should be aware that the receipt of dividend income for which the dividends-received deduction is available may give rise to an alternative minimum tax liability (or increase an existing liability) because the dividend income will be included in the corporation's "adjusted current earnings" for purposes of the adjustment to alternative minimum taxable income required by Section 56(g) of the Code.


         Dividends and interest received by the Portfolio from foreign issuers will in most cases be subject to foreign withholding taxes. The Portfolio may qualify to make an election that will enable Shareholders to credit foreign withholding taxes against their federal income tax liability on distributions by the Portfolio.

         The federal tax status of each year's distributions will be reported to Shareholders and to the Internal Revenue Service. The foregoing discussion relates only to the federal income tax status of the Portfolio and to the tax treatment of distributions by the Portfolio to U.S. Shareholders.

 Shareholders who are not United States citizens or residents should be aware that distributions from the Portfolio will generally be subject to a withholding tax of 30%, or a lower treaty rate, and should consult their own tax advisers to determine whether an investment in the Portfolio is appropriate. Distributions may also be subject to state and local taxation and Shareholders should consult their own tax advisers in this regard.

         Sections 1291-1297 of the Code impose certain additional taxes and interest on Shareholders of a "passive foreign investment company," defined as a foreign corporation 75% or more of the gross income of which is from passive investments or at least 50% of the adjusted basis of the assets of which are assets that produce passive income. The additional tax and interest are imposed on the Shareholders of the passive foreign investment company in the event of a distribution of accumulated earnings or the holder's recognition of gain from the sale of stock of the company. In the case of a "regulated investment company" that is the Shareholder, this tax and interest will be imposed on the "regulated investment company," not on the Shareholders of the "regulated investment company."


         Entities that generally qualify for an exemption from federal income tax, such as many pension trusts, are nevertheless taxed under Section 511 of the Code on "unrelated business taxable income." Unrelated business taxable income is income from a trade or business regularly carried on by the tax-exempt entity that is unrelated to the entity's exempt purpose. Unrelated business taxable income generally does not include dividend or interest income or gain from the sale of investment property, unless such income is derived from property that is debt-financed or is dealer property. A tax-exempt entity's dividend income from the Portfolio and gain from the sale of Shares in the Portfolio or the Portfolio's sale of securities is not expected to constitute unrelated business taxable income to such tax-exempt entity unless the acquisition of the Shares itself is debt-financed or constitutes dealer property in the hands of the tax-exempt entity.

         Before investing in the Portfolio, the trustee or investment manager of an employee benefit plan (e.g., a pension or profit sharing retirement plan) should consider among other things (a) whether the investment is prudent under the Employee Retirement Income Security Act of 1974 ("ERISA"), taking into account the needs of the plan and all of the facts and circumstances of the investment in the Portfolio; (b) whether the investment satisfies the diversification requirement of Section 404(a)(1)(C) of ERISA; and (c) whether the assets of the Portfolio are deemed "plan assets" under ERISA and the Department of Labor regulations regarding the definition of "plan assets."

         Prospective tax-exempt investors are urged to consult their own tax advisers prior to investing in the Portfolio.

                      DESCRIPTION OF CORPORATE DEBT RATINGS

MOODY'S INVESTORS SERVICE, INC.

         Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

         Should no rating be assigned, the reason may be one of the following:

         1.  An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's Investors Services, Inc.'s publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1.

STANDARD & POOR'S CORPORATION

         AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's Corporation ("S&P"). Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

         BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

         C1: The rating C1 is reserved for income bonds on which no interest is being paid.

         D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                              FINANCIAL STATEMENTS


         The Annual Report of the Portfolio dated October 31, 1995 has been filed with the Securities and Exchange Commission pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. A copy of such Annual Report will be provided, without charge, to each person receiving this Statement of Additional Information.





















BTC040C

                            OLD WESTBURY FUNDS, INC.
                           PART C - OTHER INFORMATION


 ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.


(A)      Financial Statements.
         (1)      Portfolio of Investments, dated October 31, 1995
         (2)      Statement of Assets and Liabilities, dated October 31, 1995.
         (3)      Statement of Operations for the fiscal year ended October 31,
                    1995.
         (4) Statement of Changes in Net Assets for the fiscal years ended October 31, 1995 and October 31, 1994.
         (5) Financial Highlights for the fiscal years ended October 31, 1995 and October 31, 1994 and the period October 22, 1993 (commencement of operations) through October 31, 1993.
         (6)      Notes to Financial Statements, dated October 31, 1995.
         (7)      Independent Auditors' Report, dated December 11, 1995.


(B)      Exhibits.


         ***(1)    Form of Articles of Incorporation of the Registrant.
         ***(2)    By-laws of the Registrant.
            (3)    Not applicable.
            (4)    Not applicable.
         ***(5)    Advisory Contract between the Registrant and Bessemer Trust
                   Company, N.A.
           *(6)    See Distribution Agreement filed as Exhibit 15.2 to Pre-
                   effective Amendment No. 1 to this Registration Statement as filed with the Securities and Exchange Commission (the
                   "SEC") on October 5, 1993.
            (7)    Not applicable.
           *(8)    Custody Agreement between the Registrant and Bessemer Trust
                   Company (New Jersey)
           *(9)    Administrative Services Agreement between the Registrant and
                   Signature Broker-Dealer Services, Inc. for the portfolio of the Registrant.
          *(10)    Opinion of Messrs. Battle Fowler, as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the
                   heading "Dividends, Distributions and Taxes" in the
                   Prospectus.
        ***(11)    Consent of Independent Auditors.
           (12)    Not applicable.
          *(13)    Written assurance of SFG Investors II Limited
                   Partnership, that its purchase of shares of the Registrant was for investment purposes without any present intention of redeeming or reselling.
           (14)    Not applicable.
        *(15.1)    Distribution and Service Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940.

        *(15.2)    Distribution Agreement between the Registrant and Signature
                   Broker-Dealer Services, Inc.
        *(15.3)    Shareholder Servicing Agreement between the Registrant and
                   Bessemer Trust Company, N.A.
        *(15.4)    Shareholder Servicing Agreement between the Registrant and
                   Signature Broker-Dealer Services, Inc.
         **(16)    Schedules of Computation of Performance Quotations.
        ***(17)    Financial Data Schedule.
         **(18)    Powers of Attorney.

* Incorporated herein by reference from Pre-Effective Amendment No. 1 to this Registration Statement as filed with the SEC on October 5, 1993.

**       Incorporated herein by reference from Post-Effective Amendment No. 1 to this Registration Statement as filed with the SEC on March 1, 1994.

***      Incorporated herein.


ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  None.

ITEM 26.          NUMBER OF HOLDERS OF SECURITIES.


                                                   Number of Record Holders
                  TITLE OF CLASS                   AS OF FEBRUARY 20, 1996
                  --------------                   -----------------------
                  Common Stock
                  (par value $0.001)                          60




ITEM 27.          INDEMNIFICATION.

                           In accordance with Section 2-418 of the General
                  Corporation Law of the State of Maryland, Article EIGHTH of the Registrant's Articles of Incorporation provides as follows:

                           "NINTH: (a) The Corporation shall indemnify (i) its
                  currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the ByLaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

                           (b) To the fullest extent permitted by Maryland
                  statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal."

                           Insofar as indemnification for liabilities arising
                  under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than a payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                           Insofar as the Investment Company Act of 1940 may be
                  concerned, in the event that a claim for indemnification is asserted by a director, officer or controlling person of the Registrant in connection with the securities being registered, the Registrant will not make such indemnification unless (i) the Registrant has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Registrant shall have obtained a reasonable determination, based upon a review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of directors who are neither interested persons as such term is defined in the Investment Company Act of 1940, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.

                           The Registrant will not advance attorneys' fees or
                  other expenses incurred by the person to be indemnified unless the Registrant shall have (i) received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (x) such person shall provide security for his undertaking, (y) the Registrant shall be insured against losses arising by reason of any lawful advances or (z) a majority of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

ITEM 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

                           The description of Bessemer Trust Company, N.A. under
                  the caption "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.

                           To the knowledge of Registrant, none of the directors
                  or officers of the Investment Advisor, except those set forth below, is or has been, at any time during the past two fiscal years employed by any entity other than the Investment Advisor.






                                        Position with
                                        Investment
NAME                                    ADVISOR                               OTHER BUSINESS CONNECTIONS


Stuart S. Janney, III                   Chairman of the Board                 Managing Director & Head of
                                                                              Asset Management, Alex,
                                                                              Brown & Sons, Inc.


William Acquavella                      Director                              President & Owner of
                                                                              Acquavella Galleries,
                                                                              Inc./Acquavella
                                                                              Contemporary Art, Inc.
                                                                              Partner w/Sotheby's in
                                                                              Acquavella Modern Art


Stanley C. Bodell, Jr.                  Senior Vice President                 Senior Vice President,
                                                                              Fleet Investment Services,
                                                                              Rhode Island


Brooks Carey                            Senior Vice President                 Vice President, T. Rowe
                                                                              Price


John D. Chadwick                        Executive Vice                        Senior Vice President and
                                        Presidnet                             Senior Portforlio Manager,
                                                                              Kidder Peabody & Co.


W. David Dary                           Senior Vice President                 Vice President and Senior
                                                                              Portfolio Manager, Citicorp
                                                                              Trust, N.A.


Jesse H. Davis                          Vice President                        Director Systems and
                                                                              Programming-Brokerage
                                                                              Group, ADP




Thomas J. Frank, Jr.                    Vice President                        Vice President, U.S. Trust


F. Malcolm Graff, Jr.                   Senior Vice President                 Client Account Manager,
                                                                              Bankers Trust Company


Glenn E. Gray                           Vice President                        Area Manager - Corporate
                                                                              Finance, Finova Capital
                                                                              Corporation




                   C-5







Robert J. Hughes                        Vice President                        Vice President and
                                                                              Assistant Department Head,
                                                                              Fiduciary Special Services,
                                                                              Inc.


Timothy J. Morris                       Senior Executive Vice                 President, CEO and Chief
                                        President                             Investment Officer, The
                                                                              Portfolio Group


Jane Reilly                             Vice President                        Vice President, U.S. Trust


Frederick H. Sandstrom                  Senior Vice President                 Executive Vice President
                                                                              and Managing Director,
                                                                              Fleet Financial Group




Item 29.  PRINCIPAL UNDERWRITERS.

          (a) Signature Broker-Dealer Services, Inc. is the Registrant's distributor.

          (b) The following are the directors and officers of the Distributor. The principal business address of each of these persons is 6 St. James Avenue, Boston, Massachusetts 02116 unless otherwise noted.

                                            Positions & Offices                Positions & Offices
NAME                                         WITH DISTRIBUTOR                    WITH REGISTRANT

Philip W. Coolidge                           President, Chief                   President
                                             Executive Officer
                                             and Director



John R. Elder                                Assistant                          Treasurer
                                             Treasurer



Barbara M. O'Dette                           Assistant                               ----
                                             Treasurer


Linwood C. Downs                             Treasurer                               ----


Thomas M. Lenz                               Assistant                          Secretary
                                             Secretary


Molly S. Mugler                              Assistant                          Assistant Secretary
                                             Secretary



                                                        C-6




Linda T. Gibson                              Assistant                          Assistant Secretary
                                             Secretary


Beth A. Remy                                 Assistant                               ----
                                             Treasurer


Andres E. Saldana                            Assistant                          Assistant Secretary
                                             Secretary


Susan Jakuboski                              Assistant                                ----
                                             Treasurer


Julie J. Wyetzner                            Product Management                      ----
                                                  Officer



Robert G. Davidoff                           Director                                ----
CMNY Capital, L.P.
135 East 57th Street
New York, NY  10022


Leeds Hackett                                Director                                ----
National Credit
Management Corporation
10155 York Road
Cockeysville, MD  21030



Donald S. Chadwick                           Director                                ----
Bishop Capital, L.P.
500 Morris Avenue
Springfield, NJ  07081



ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS.

                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of the Registrant at, Bessemer Trust Company, N.A., 630 Fifth Avenue, New York, New York 10111, the Registrant's advisor Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116, the Registrant's administrator; and Fundamental Shareholder Services, Inc., 29 Dogwood Drive, Chester, New Jersey 07930, the Registrant's transfer and dividend disbursing agent.

ITEM 31.          MANAGEMENT SERVICES.

                  Not applicable.

ITEM 32.          UNDERTAKINGS.

                  (a)      Not applicable.

                  (b)      Not applicable.

                  (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report, upon request, without charge.

                  (d) The Registrant undertakes to call a meeting of the stockholders for purposes of voting upon the question of removal of a director or directors, if requested to do so by the holders of at least 10% of the Portfolio's outstanding shares, and the Registrant shall assist in communications with other stockholders.

BTC042C

                                  EXHIBIT INDEX

EXHIBIT NO.                DESCRIPTION


   (1)                     Form of Articles of Incorporation of Registrant

   (2)                     By-laws of the Registrant

   (5)                     Advisory Contract between the Registrant and
                           Bessemer Trust Company, N.A.


   (11)                    Consent of Independent Auditors


   (17)                    Financial Data Schedule

                                   SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized on the 27th day of February, 1996.

                                                 OLD WESTBURY FUNDS, INC.



                                                 By: PHILIP W. COOLIDGE
                                                     PHILIP W. COOLIDGE
                                                     President


  Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         SIGNATURE                                   TITLE                                  DATE

    ROBERT M. KAUFMAN*                      Director and                        February 27, 1996
    Robert M. Kaufman                       Chairman of the Board


    PHILIP W. COOLIDGE                      Director and President              Febraury 27, 1996
    Philip W. Coolidge


    JOHN KEVIN KENNY*                       Director                            February 27, 1996
    John Kevin Kenny


    JOHN R. ELDER                           Treasurer and                       February 27, 1996
    John R. Elder                           Principal Financial and
                                            Accounting Officer

*By      PHILIP W. COOLIDGE
         Philip W. Coolidge
         as Attorney-in-Fact pursuant
         to a Power of Attorney previously filed.